United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive
Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

Theresa D. Becks
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end:  December 31, 2010

Date of reporting period:  December 31, 2010

Item 1. Reports to Shareholders

The Campbell
Multi-Strategy
Trust

Annual Report
December 31, 2010

The Campbell Multi-Strategy Trust

Table of Contents

Section
A Letter to Our Shareholders	I
Report of Independent Registered Public Accounting Firm	II
Financial Statements
Condensed Schedule of Investments	III
Statement of Assets and Liabilities	IV
Statement of Operations	V
Statements of Changes in Shareholders’ Capital (Net Assets)	VI
Financial Highlights	VII
Notes to Financial Statements	VIII
Privacy Policy	IX

Dear Shareholder,

For the year ended December 31, 2010 the Trust gained 17.40%. The primary drivers of performance were the cash equity and interest rates sectors; additional marginal gains were recorded in foreign exchange and commodity trading. The Trust’s overall gain was slightly dampened by a marginal loss in the equity indices trading sector. The year 2010 was characterized by a very mixed risk appetite, providing for very choppy market conditions in the first half of the year with trends developing and persisting in the second half of the year.

Equity Indices

Mid-January saw yet another global sell-off in equities, resulting in a net loss for the month. This “risk-off” trade by investors occurred as confidence in a steady global recovery began to waver. Major concerns to the broader market revolved around China’s efforts to manage growth, the questionable stability of the European Union, and the potentially heavy-handed regulation of the U.S. banking system. These factors caused the global equity markets to be somewhat mixed for most of February into March, limiting trending opportunity in the sector. Then, at the end of the first quarter, the global economy got a shot in the arm on renewed merger and acquisition activity, positive economic releases, and diminishing concern over Greece’s financial trouble.

This resulted in negative performance in the equity indices sector through April, but instability re-appeared in May, beginning with the flash crash of May 6th (the “flash crash”). Global equities in general reversed their upward trend, finishing the month down between 7% and 12%. Market weakness continued through June as weaker economic data fueled fears of a “double dip recession,” and negatively impacted the Trust’s performance in equity indices.

The third quarter began with stocks rallying due to better-than-expected second quarter earnings releases, increased M&A activity, higher dividends, and additional share buybacks, resulting in marginal gains on long positions. Mixed data continued to flow through the remainder of the third quarter with weak labor and housing data releases counteracting continuing strong M&A activity and fewer concerns of a “double-dip” U.S. recession.

The second round of Quantitative Easing (“QE2”) was the main focus of markets in the fourth quarter, coupled with positive third quarter earnings releases and expectations for a congressional change of power, which propelled the global equity markets higher. Stock index trading remained profitable for the quarter as positive economic data continued to be released and market sentiment remained positive.

The Trust’s equity indices sector losses of approximately 6% in the first half of the year were nearly offset by gains of approximately 4% recorded in the second half of the year resulting in the sector ending the year down approximately 2%.

Commodities

Commodities began 2010 trading in lock step with other “risky” assets, especially U.S. equities, which was challenging for the Trust’s commodity trading, particularly in the energy and base metals sectors. March began with a positive shift in investor sentiment and increased economic growth prospects. While the correlation with the equity markets continued, both sectors sustained their upward momentum, leading to strong performance from the Trust’s long commodity positions through April. The flash crash clearly affected investor’s outlook on global equity markets, but it also had a follow-on effect on the commodity sector. Energy markets were down substantially for the month, marking a significant trend reversal, and resulted in losses to our long positions. In June the energy sector was dominated by an unexpected upside move of 3.60% in natural gas, which resulted in losses to the Trust’s short positions in this market and losses to overall commodity exposure for the month and year to date (through June).

Commodity markets remained difficult to navigate in July and August with continued high correlations to equity markets, contributing only small gains in precious metals trading. Trends developed in September when precious metals surged and elevated demand combined with weather-related supply concerns pushed sugar, cotton, and corn prices higher. Campbell’s long positions in these commodities proved profitable and were a major contributor to performance in the third quarter. Persistent trends continued into the fourth quarter and gains in almost all commodity markets were a major driver of positive performance. The petroleum and industrial metal complexes closed December near the year’s highs and cotton finished up over 90% on the year. Overall commodity sector performance for the Trust ended the year up approximately 3.50%.

Foreign Exchange

As risk unwound in mid-January, the U.S. dollar again was used as a safe haven. Economic difficulties in  Europe helped the dollar strengthen, reversing  the prevailing downward trend, which negatively impacted the Trust’s net short U.S. dollar positions against most major currencies. However, the momentum of the trend reversal continued for the next several months, and the Trust’s newly established net long U.S. dollar position, especially against the weakening Euro, made a positive contribution to performance through May. Long positions in commodity-linked currencies added to our gains during this period. June was a bit more difficult as the U.S. dollar came under pressure again, reversing much of the gains from the previous months. A sharp trend reversal that fueled a 7% rise in the Swiss Franc also led to modest losses for the foreign exchange sector in June.

In the second half of the year, the Euro’s troubles were overshadowed by U.S. dollar weakness when the U.S. Federal Reserve solidified its intention to engage in QE2. The softening of the U.S. dollar and the growing strength of the emerging Asian economies proved profitable for our short position in the U.S. dollar vs. the Singapore dollar, and was a solid contributor to Campbell’s overall positive performance in the currency sector. Commodity-linked currencies in particular enjoyed a strong rally with the Australian dollar reaching its strongest level since 1982. Foreign exchange trading ended the year up in excess of 3%.

Fixed Income

Fixed income trading was the strongest performing sector in the portfolio for the year, positively contributing over 12%. Central banks around the world have generally been committed to keeping short-term rates at historically low levels, benefiting the Trust’s long positions across the entire yield curve. As investor risk appetite increased in March, the Trust’s long fixed income positions fell throughout the month, resulting in a negative month in the fixed income sector. The remainder of the first half of the year saw strong positive gains in interest rate instruments, as fear and uncertainty returned to the global markets. Renewed sovereign debt fears, the flash crash, and poor economic data in June, all contributed to investor risk aversion, which translated to profitability in the fixed income sector in each month of the second quarter and for the year. Positive performance in the third quarter can be attributed to the continued sell off of “risk assets,” which helped to contribute to the rise in fixed income prices. Yields reached multi-year lows in the U.S., Europe, and U.K., resulting in large gains from the Trust’s long fixed income positions, especially in the long end of the curve. In the fourth quarter the Trust gave back a portion of earlier gains as QE2 arrived and the U.S. Federal Reserve attempted to stimulate the economy through government bond purchases.   Bond prices fell following the announcement and

continued to fall for the remainder of the year, resulting in small losses in December for the Trust.

Cash Equities

Cash Equities trading was the second best performing sector for the Trust in 2010, contributing a return of over 5%. In each of the months in the first quarter, gains were recorded in the overall trading in the sector. April generated losses as strong first quarter earnings surprises proved to be challenging for the mean reversion trading strategy in both the U.S. and Japan. May reflected strong gains, particularly in Japan, as stock volatility and price dispersion played favorably to the Trust’s positions. June finished the quarter with additional gains from both the U.S. and Japanese markets. July and August market environments provided limited opportunity for the strategy, but gains were recorded in September with each model posting profits in over 50% of their sectors traded. Gains in U.S. stock trading more than offset losses in Japan in October and ended flat for the month of November. December trading ended the year on a positive note, with gains in over 60% of sectors traded.

At Campbell & Company, we are excited about 2011 and the opportunities we foresee that it will present. We have faith in our people and are confident in our processes, and look forward to employing our systematic methodology of investing on your behalf.

Best regards,

Theresa D. Becks
Chief Executive Officer

Deloitte & Touche LLP 1700 Market Street Philadelphia, PA 19103 USA Tel: 215-246-2300 Fax: 215- 569-2441 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust:

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the “Trust”), including the condensed schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2010, the results of its operations for the year then ended, the changes in its shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

February 28, 2011
Member of
Deloitte Touche Tohmatsu

II

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
INVESTMENT SECURITIES
Common Stocks (United States)
Consumer Discretionary
Dreamworks Animation Inc Cl A *	24,835	$731,887	0.58%
Liberty Global Inc Cl A *	21,066	$745,315	0.59%
Madden Steven Ltd *	18,537	$773,364	0.62%
Wynn Resorts Ltd	7,419	$770,389	0.62%
Other		$6,859,818	5.45%
Total Consumer Discretionary		$9,880,773	7.86%

Consumer Staples
Lorillard Inc	9,041	$741,904	0.59%
Other		$365,105	0.29%
Total Consumer Staples		$1,107,009	0.88%

Energy
Dril-Quip Inc *	10,243	$796,086	0.63%
EOG Resources Inc	8,561	$782,561	0.62%
Helix Energy Solutions Group *	61,980	$752,437	0.60%
Quicksilver Resources Inc *	59,890	$882,779	0.70%
Other		$3,017,629	2.41%
Total Energy		$6,231,492	4.96%

Financials
Berkshire Hathaway Inc Cl B *	10,890	$872,398	0.69%
Franklin Resources Inc.	7,971	$886,455	0.71%
Other		$1,860,694	1.48%
Total Financials		$3,619,547	2.88%

Health Care
Allergan Inc	12,457	$855,422	0.68%
Davita Inc *	12,495	$868,278	0.69%
Forest Laboratories Inc. *	24,303	$777,210	0.62%
Hill-Rom Holdings	20,724	$815,904	0.65%
Hospira Inc *	15,626	$870,212	0.69%
Humana Inc *	15,825	$866,261	0.69%
Other		$1,136,478	0.91%
Total Health Care		$6,189,765	4.93%

Industrials
Emerson Electric Co	15,079	$862,066	0.69%

See Accompanying Notes to Financial Statements.

III-1

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
Precision Castparts Corp	6,219	$865,747	0.69%
Southwest Airlines Co	67,830	$880,433	0.70%
Other		$2,372,160	1.88%
Total Industrials		$4,980,406	3.96%

Information Technology
Broadcom Corp Cl A	20,026	$872,132	0.69%
eBay Inc *	28,260	$786,476	0.63%
Marvell Technology Group Ltd *	47,199	$875,541	0.70%
MEMC Electronic Materials Inc *	70,102	$789,349	0.63%
Micros Systems Inc *	17,948	$787,199	0.63%
Red Hat Inc *	18,934	$864,337	0.69%
Taleo Corp *	31,224	$863,344	0.69%
Tibco Software Inc *	34,455	$679,108	0.54%
Other		$4,238,900	3.36%
Total Information Technology		$10,756,386	8.56%

Materials
Lubrizol Corp	7,516	$803,310	0.64%
Other		$1,743,006	1.39%
Total Materials		$2,546,316	2.03%

Telecommunication Services
		$72,906	0.06%
Utilities
		$957,587	0.76%
Total Common Stocks (United States)		$46,342,187	36.88%
(cost - $46,472,689)

Common Stocks (Non-United States)
Bermuda
Financials
Arch Capital Group Ltd *	8,172	$719,545	0.57%
Credicorp Ltd	7,329	$871,491	0.69%
Other		$7,218	0.01%
Total Financials		$1,598,254	1.27%

Brazil
Financials
		$747,604	0.59%
Industrials
		$49,774	0.04%

See Accompanying Notes to Financial Statements.

III-2

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
Materials
		$192,279	0.15%
Utilities
		$55,494	0.05%
Total Brazil		$1,045,151	0.83%

Canada
Consumer Staples
		$4,901	0.00%
Energy
		$168,181	0.13%
Financials
Bank Of Montreal	12,651	$728,318	0.58%
Other		$546,115 $	0.43%
Total Financials		1,274,433	1.01%

Materials
		$50,244	0.04%
Telecommunication Services
		$591,584	0.48%
Total Canada		$2,089,343	1.66%

Chile
Financials
		$79,356	0.06%
Utilities
		$22,779	0.02%
Total Chile		$102,135	0.08%

Colombia
Financials
		$162,142	0.13%
France
Health Care
		$74,290	0.06%
Telecommunication Services
		$497,353	0.39%
Total France		$571,643	0.45%

Great Britain
Consumer Discretionary
		$56,247	0.04%

See Accompanying Notes to Financial Statements.

III-3

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
Materials
		$371,844	0.30%
Total Great Britain		$428,091	0.34%

India
Financials
		$233,096	0.19%
Italy
Energy
ENI Spa Adr	18,303	$800,573	0.64%

Japan
Consumer Discretionary
Marui Group	82,500	$671,813	0.53%
Nissan Motor	70,200	$667,502	0.53%
Other		$6,483,343	5.17%
Total Consumer Discretionary		$7,822,658	6.23%

Consumer Staples
Aeon	54,000	$674,875	0.54%
Asahi Breweries	34,400	$665,615	0.53%
Other		$1,146,695	0.91%
Total Consumer Staples		$2,487,185	1.98%

Energy
		$412,810	0.33%
Financials
Credit Saison	41,400	$679,857	0.54%
Orix	6,930	$681,108	0.54%
Other		$4,140,235	3.30%
Total Financials		$5,501,200	4.38%

Health Care
		$1,179,482	0.94%
Industrials
Fanuc	4,500	$690,264	0.55%
Sumitomo	47,200	$667,111	0.53%
Other		$7,573,258	6.03%
Total Industrials		$8,930,633	7.11%

Information Technology
Konica Minolta Holdings	64,500	$669,635	0.53%

See Accompanying Notes to Financial Statements.

III-4

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
Kyocera	6,600	$673,030	0.54%
Ricoh	46,000	$673,350	0.55%
Other		$4,178,161	3.31%
Total Information Technology		$6,194,176	4.93%

Materials
Nippon Zeon	80,000	$669,168	0.53%
Sumitomo Metal Mining Co	39,000	$680,743	0.54%
Toho Titanium	27,800	$670,934	0.54%
Other		$4,211,721	3.35%
Total Materials		$6,232,566	4.96%

Telecommunication Services
Softbank Corp	19,400	$670,809	0.53%

Utilities
		$501,089	0.39%
Total Japan		$39,932,608	31.78%

Mexico
Consumer Staples
		$37,011	0.03%
Netherlands
Industrials
		$23,722	0.02%
People's Republic Of China
Consumer Discretionary
		$159,575	0.13%
Financials
		$125,031	0.10%
Information Technology
		$144,313	0.11%
Total People's Republic Of China		$428,919	0.34%

Peru
Materials
Compania De Minas Buenaventura Adr	16,970	$830,851	0.66%

Puerto Rico
Financials
		$23,544	0.02%
South Africa
Information Technology

See Accompanying Notes to Financial Statements.

III-5

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
		$8,545	0.01%
Materials
Randgold Resources Ltd	10,580	$871,051	0.69%

Total South Africa		$879,596	0.70%

Switzerland
Industrials
		$75,095	0.07%
Total Common Stocks (Non-United States) (cost - $47,698,384)		$49,261,774	39.21%

United States Government Securities**

Maturity Face Value	Maturity Date	Description
$2,000,000	01/06/2011	U.S. Treasury Bills
(cost, including accrued interest, - $1,999,969)			$1,999,969	1.59%

Total investment securities (cost - $96,171,042)			$97,603,930	77.68%

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

Description
Purchased options on forward currency contracts (premiums received - $407,821)	$561,390	0.45%

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

Description
Written options on forward currency contracts (premiums received - $88,923)	$(259,449)	(0.21)%

FUTURES CONTRACTS PURCHASED

See Accompanying Notes to Financial Statements.

III-6

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
Description
Agricultural		$819,543	0.65%
Energy		$279,152	0.22%
Long-term interest rates		$17,152	0.01%
Metals		$994,156	0.79%
Short-term interest rates		$144,031	0.11%
Stock indicies		$(35,601)	(0.02)%
Net unrealized gain on futures contracts purchased		$2,218,433	1.76%

FUTURES CONTRACTS SOLD

Description
Agricultural		$(7,690)	(0.01)%
Energy		$(101,220)	(0.08)%
Long-term interest rates		$(253,080)	(0.20)%
Metals		$(173,619)	(0.14)%
Short-term interest rates		$(2,500)	0.00%
Stock indices		$20,880	0.02%
Net unrealized loss on futures contracts sold		$(517,229)	(0.41)%

Net unrealized gain on futures contracts		$1,701,204	1.35%

LONG FORWARD CURRENCY CONTRACTS

Description
Australian Dollar, Maturity Date 3/16/11		$1,274,251	1.01%
Japanese Yen, Maturity Date 3/16/11		$2,612,125	2.08%
Swiss Franc, Maturity Date 3/16/11		$2,719,168	2.16%
Other long forward currency contracts		$3,701,583	2.95%
Total long forward currency contracts		$10,307,127	8.20%

SHORT FORWARD CURRENCY CONTRACTS

Description
Euro, Maturity Date 3/16/11		$(1,314,741)	(1.05)%
Japanese Yen, Maturity Date 3/16/11		$(2,435,285)	(1.94)%
Swiss Franc, Maturity Date 3/16/11		$(1,935,446)	(1.54)%
Other short forward currency contracts		$(2,634,295)	(2.09)%

See Accompanying Notes to Financial Statements.

III-7

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
Total short forward currency contracts		$(8,319,767)	(6.62)%

Net unrealized gain on forward currency contracts		$1,987,360	1.58%

INVESTMENT SECURITIES SOLD SHORT

Common Stocks (United States)
Consumer Discretionary
		$7,461,742	5.97%
Consumer Staples
		$1,663,206	1.33%
Energy
		$5,899,754	4.70%
Financials
		$7,639,959	6.09%
Health Care
		$5,599,561	4.44%
Industrials
		$9,158,622	7.28%
Information Technology
		$6,246,772	4.97%
Materials
		$5,023,894	4.00%
Telecommunication Services
		$716,202	0.55%
Utilities
		$1,102,251	0.87%
Total Common Stocks (United States)		$50,511,963	40.20%
(proceeds - $49,672,103)

Common Stocks (Non-United States)
Bermuda
Financials
		$101,012	0.08%
Canada
Energy
		$653,939	0.52%
Financials
		$664,488	0.53%
Health Care

See Accompanying Notes to Financial Statements.

III-8

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
		$4,886	0.00%
Information Technology
		$241,549	0.19%
Materials
		$643,430	0.51%
Total Canada		$2,208,292	1.75%

France
Telecommunication Services
		$58,413	0.05%
India
Information Technology
		$639,833	0.51%
Ireland
Industrials
		$655,822	0.52%
Japan
Consumer Discretionary
		$7,237,112	5.76%
Consumer Staples
		$1,800,478	1.42%
Energy
		$611,613	0.49%
Financials
		$6,912,479	5.47%
Health Care
		$1,298,374	1.03%
Industrials
		$8,471,607	6.78%
Information Technology
		$6,079,016	4.82%
Materials
		$6,236,949	4.94%
Telecommunication Services
		$407,878	0.33%
Utilities
		$800,455	0.68%
Total Japan		$39,855,961	31.72%

Mexico
Consumer Discretionary
		$88,292	0.07%

See Accompanying Notes to Financial Statements.

III-9

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2010

			% of Net
	Shares	Value ($)	Asset Value
Panama
Industrials
		$88,495	0.07%
People's Republic Of China
Information Technology
		$182,152	0.14%
Singapore
Information Technology
		$26,933	0.02%
South Korea
Financials
		$70,608	0.06%
Spain
Financials
		$149,345	0.12%
Sweden
Information Technology
		$234,866	0.19%
Switzerland
Industrials
		$256,553	0.20%
Taiwan, Republic Of China
Information Technology
		$9,142	0.01%
Total Common Stocks (Non-United States)		$44,625,719	35.51%
(proceeds - $42,486,784)

Total investment securities sold short		$95,137,682	75.71%
(proceeds - $92,158,887)

*	Non-income producing security.
**	Pledged as collateral for the trading of options on forwards.

See Accompanying Notes to Financial Statements.

III-10

The Campbell Multi-Strategy Trust
Statement of Assets And Liabilities
December 31, 2010

ASSETS
Investment in securities, at value (cost $96,171,042)	$97,603,930
Options purchased, at fair value (premiums paid - $407,821)	561,390
Cash deposits with custodian*	24,484,923
Cash deposits with securities broker**	85,242,151
Restricted cash deposits with futures broker	7,707,255
Cash deposits with forwards broker	6,780,425
Cash	173,608
Net unrealized gain on open futures contracts	1,701,204
Net unrealized gain on open forward currency contracts	1,987,360
Receivable for securities sold	33,850,460
Dividends receivable	52,291
Interest receivable	32,305
Prepaid expenses	25,228
Total assets	260,202,530

LIABILITIES
Securities sold short at value (proceeds - $92,158,887)	$95,137,682
Options written at fair value (premiums received - $88,923)	259,449
Payable for securities purchased	33,586,337
Accounts payable	161,683
Accrued commissions and other trading fees on open futures,
forward currency and options on forward currency contracts	17,485
Securities brokerage fees payable	50,900
Dividends payable	89,054
Redemptions payable	4,779,476
Trading management fee payable	218,031
Sales fee payable	168,031
Offering costs payable	81,762
Total liabilities	134,549,890

NET ASSETS	$125,652,640

SHAREHOLDERS' CAPITAL (Net Assets)
97,626.409 shares outstanding at December 31, 2010;
unlimited shares authorized	$125,652,640

Total shareholders’ capital (Net Assets)
(equivalent to $1,287.08 per share
based on 97,626.409 shares outstanding)	$125,652,640

*    - including foreign currency valued at $(697,890) with a cost of $(691,917) with custodian.
**  - including foreign currency valued at $5,508,180 with a cost of $5,425,736 with securities broker.

See Accompanying Notes to Financial Statements.

IV

The Campbell Multi-Strategy Trust
Statement of Operations
For The Year Ended December 31, 2010

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $54,453)	$1,268,508
Interest income	353,872
Total income	1,622,380

EXPENSES
Sales fee	2,621,581
Trading management fee	2,657,132
Dividends on securities sold short	1,531,468
Stock loan fees	525,394
Professional fees	178,340
Offering costs	996,429
Custodian fees	792,361
Trustees’ fees	80,000
Total expenses	9,382,705
Net investment loss	(7,760,325)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments:
Investment securities trading and foreign currency, net	20,695,542
Loss on securities sold short and foreign currency	(11,877,871)
Loss from option contracts purchased	(4,516,459)
Gain from option contracts written	3,330,082
Futures trading, net	13,200,498
Forwards trading, net	1,351,296
Total net realized gain from investments	22,183,088

Net change in unrealized appreciation (depreciation) of investments:
Investment securities trading	2,195,190
Loss on investment securities sold short and foreign currency	(3,060,171)
Gain from option contracts purchased and foreign currency	149,450
Loss from option contracts written	(186,149)
Futures trading, net	2,318,257
Forwards trading, net	3,500,054
Net change in unrealized appreciation (depreciation) of investments	4,916,631
Net realized and unrealized gain from investments	27,099,719
Net increase in net assets from operations	$19,339,394

See Accompanying Notes to Financial Statements.

V

The Campbell Multi-Strategy Trust
Statements of Changes in Shareholders’ Capital (net assets)
For The Years Ended December 31, 2010 And 2009

	Total	Shareholder's
	Number of	Capital
	Shares	(Net assets)

Balances at January 1, 2009	178,584.253	$198,228,981

Increase (decrease) in net assets from operations:
Net investment loss		(10,620,812)
Net realized gain from investments		10,669,427
Net change in unrealized depreciation of
investments		(2,780,879)
Decrease in net assets from operations		(2,732,264)

Capital transactions:
Shareholder subscriptions	2,405.256	2,606,468
Shareholder redemptions	(37,673.205)	(40,987,057)
Total capital transactions	(35,267.949)	(38,380,589)

Balances at December 31, 2009	143,316.304	157,116,128

Increase (decrease) in net assets from operations:
Net investment loss		(7,760,325)
Net realized gain from investments		22,183,088
Net change in unrealized appreciation of
investments		4,916,631
Increase in net assets from operations		19,339,394

Capital transactions:
Shareholder subscriptions	1,240.328	1,366,582
Shareholder redemptions	(46,930.223)	(52,169,464)
Total capital transactions	(45,689.895)	(50,802,882)

Balances at December 31, 2010	97,626.409	$125,652,640

See Accompanying Notes to Financial Statements.

VI

The Campbell Multi-Strategy Trust
Financial Highlights

The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2010, 2009, 2008, 2007 and 2006. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006
Net asset value
per share,
beginning of period	$1,096.29	$1,110.00	$1,060.55	$1,321.50	$1,332.76
Income (loss) from operations:
Net realized and
unrealized
gain (loss) on
investment
transactions (1)	256.41	49.51	67.61	(261.47)	(7.27)
Net investment
income (loss) (1)	(65.62)	(63.22)	(18.16)	0.52	(3.99)
Total
income (loss)
from investment
operations	190.79	(13.71)	49.45	(260.95)	(11.26)
Net asset value
per share at end of period	$1,287.08	$1,096.29	$1,110.00	$1,060.55	$1,321.50
Total Return	17.40%	(1.24)%	4.66%	(19.75)%	(0.84)%
Total Return prior to performance fee	17.40%	(1.24)%	4.66%	(19.24)%	(0.81)%
Supplemental Data
Net Assets at the
end of period	$125,652,640	$157,116,128	$198,228,981	$217,431,950	$291,882,817
Ratios to average net asset value:
Net expenses prior
to performance fee (3)	7.18%	6.74%	3.74%	5.48%	6.34%
Performance Fee	0.00%	0.00%	0.00%	0.45%	0.07%
Net expenses (3)	7.18%	6.74%	3.74%	5.93%	6.41%
Net investment income (loss) (3)	(5.94)%	(5.81)%	(1.66)%	0.04%	(0.32)%
Portfolio turnover rate (2)	3,219%	3,782%	4,471%	1,000%	724%

Total returns are calculated based on the change in value of a share during the period. An individual shareholder’s total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

See Accompanying Notes to Financial Statements.

VII-1

The Campbell Multi-Strategy Trust
Financial Highlights

(1)
Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)	Applies only to the equities portion of the portfolio.

(3)
Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008 and a portion of its trading management fee equal to 0.60% of average net assets for the year ended December 2007.

See Accompanying Notes to Financial Statements.

VII-2

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2010

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C, which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B.	Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions.

D.	Futures, Forward Currency and Options on Forward Currency Contracts

Transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract trade price and fair value) are reported in the statement of assets and liabilities. The fair value of futures contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. The fair value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.

When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.	Investment Securities

VIII-1

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2010

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. Treasury bills securities are stated at cost plus accrued interest, which approximates market value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.

F.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the year ended December 31, 2010, the Trust did not have any Level 3 assets or liabilities.

In January 2010, the FASB issued Accounting Standards update No. 2010-06 ("ASU 2010-06"), Fair Value Measurements and Disclosures. ASU 2010-06 adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. As of January 1, 2010, the Trust adopted the provisions of ASU 2010-06 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The adoption of this guidance did not have a

VIII-2

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2010

material impact on the Trust's financial statement disclosures.

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of December 31, 2010.

	Fair Value at December 31, 2010
Description	Level 1	Level 2	Level 3	Total
Investments
Investment securities	$95,603,961	$1,999,969	$0	$97,603,930
Investment securities sold short	(95,137,682)	0	0	(95,137,682)
Other Financial Instruments
Exchange traded futures contracts	1,701,204	0	0	1,701,204
Forward currency contracts	0	1,987,360	0	1,987,360
Options purchased	0	561,390	0	561,390
Options written	0	(259,449)	$0	(259,449)
Total	$2,167,483	$4,289,270	$0	$6,456,753

The gross presentation of the fair value of the Trust's derivatives by instrument type is shown in Note 10. See Condensed Schedule of Investments for additional detail categorization.

G.	Income Taxes

The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will signifcantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2007 through 2010 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.	Offering Costs

Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2010, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $81,762. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2010, the amount of unreimbursed offering costs incurred by the Adviser is $1,053,472.

I.	Foreign Currency Transactions

VIII-3

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2010

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2.    INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined). No performance fee was earned during the year ended December 31, 2010.

Note 3.    SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4.    ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the period ended December 31, 2010.

Note 5.    DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6.    DEPOSITS WITH CUSTODIAN

The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

Assets on deposit with a custodian are subject to credit risk. In the event of a custodian's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7.    SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

VIII-4

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2010

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Adviser on behalf of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

During the year ended December 31, 2010, the Trust completed four quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase March 31, 2010	Repurchase June 30, 2010	Repurchase September 30, 2010	Repurchase December 31, 2010
Commencement Date	February 16, 2010	May 14, 2010	August 16, 2010	November 16, 2010

Percentage of Outstanding Shares Tendered	17.0%	9.4%	7.0%	3.7%

Percentage of Outstanding Repurchased	17.0%	9.4%	7.0%	3.7%

Amount of Repurchase	$26,321,826	$12,085,381	$8,982,781	$4,779,476

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 8.    SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2010 were $5,258,778,719 and $5,265,633,540, respectively.

The U.S. federal income tax basis of the Trust's investments at December 31, 2010 was as follows:

Investment securities	$ 97,603,930
Securities sold short	(95,137,682)
Open forward currency contracts	1,661,670
Open futures contracts	1,236,384
Option contracts written	(259,449)

VIII-5

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2010

Option contracts purchased	561,390

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $790,510 (gross unrealized appreciation was $1,218,852 and gross unrealized depreciation was $428,342).

Note 9.    OPTIONS WRITTEN

Transactions in options written during the year ended December 31, 2010 were as follows:

	Number	Premiums
	of Contracts	Received
Options outstanding at December 31, 2009	65	$121,472
Options written	1,530	3,297,533
Options expired	(1,335)	(2,671,769)
Options exercised	(183)	(658,313)
Options outstanding at December 31, 2010	77	$88,923

Note 10. TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). Specifically, the Trust trades a derivatives portfolio primarily focused on financial futures, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or stock index values. A secondary emphasis is on metals, energy and agricultural values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative trading purposes, and all or a substantial amount of the Trust's assets are subject to the risk of trading loss. Unlike an operating company, the risk of market sensitive instruments is integral, not incidental, to the Trust's main line of business.

The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash

VIII-6

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2010

management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at December 31, 2010 was $1,999,969, which equals approximately 2% of Net Asset Value.

For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

The Trust has adopted the provisions of ASC 815, Derivatives and Hedging, ("ASC 815"). ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows. The following tables summarize quantitative information required by ASC 815.

The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Financial Condition, as of December 31, 2010 is as follows:

Type of Instrument*	Statement of Financial Condition Location	Asset Derivatives at December 31, 2010 Fair Value	Liability Derivatives at December 31, 2010 Fair Value	Net
Agricultural Contracts	Net unrealized gain on open futures contracts	$867,656	$(55,788)	$811,868
Energy Contracts	Net unrealized gain on open futures contracts	368,727	(190,795)	177,932
Metal Contracts	Net unrealized gain on open futures contracts	1,001,952	(181,415)	820,537
Stock Indices Contracts	Net unrealized gain on open futures contracts	338,878	(353,614)	(14,736)
Short-Term Interest Rate Contracts	Net unrealized gain on open futures contracts	152,280	(10,749)	141,531
Long Term Interest Rate Contracts	Net unrealized gain on open futures contracts	42,978	(278,906)	(235,928)
Forward Currency Contracts	Net unrealized gain on forward currency contracts	10,779,817	(8,792,457)	1,987,360
Purchased Options on Forward Currency Contracts	Options purchased, at fair value	561,390	0	561,390
Written Options on Forward Currency Contracts	Options written, at fair value	0	(259,449)	(259,449)
Totals		$14,113,678	$(10,123,173)	$3,990,505

* Derivatives not designated as hedging instruments under ASC 815

VIII-7

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2010

The trading revenue of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the year ended December 31, 2010 is as follows:

Type of Instrument	Trading Revenue for the Year Ended December 31, 2010
Agricultural Contracts	$5,757,008
Energy Contracts	(5,325,685)
Metal Contracts	3,335,636
Stock Indices Contracts	(3,261,560)
Short-Term Interest Rate Contracts	7,560,749
Long Term Interest Rate Contracts	7,795,520
Forward Currency Contracts	4,885,004
Purchased Options on Forward Currency Contracts	(4,367,009)
Written Options on Forward Currency Contracts	3,143,933
Total	$19,523,596

Line Item in the Statement of Operations	Trading Revenue for the Year Ended December 31, 2010
Net realized gain (loss) from investments:
Loss from option contracts purchased	$(4,516,459)
Gain from option contracts written	3,330,082
Futures trading, net	13,543,411
Forwards trading, net	1,384,950
Net change in unrealized appreciation:
Gain from option contracts purchased	(186,149)
Loss from option contracts written	149,450
Futures trading	2,318,257
Forwards trading	3,500,054
Total	$19,523,596

For the year ended December 31, 2010, the monthly average of futures contracts bought and sold was approximately 8,000 and the monthly average of notional value of forward currency and options on forward currency contracts was $1,048,020,000.

Open contracts generally mature within six months; as of December 31, 2010, the latest maturity date for open futures contracts is March 2012, the latest maturity date for open forward currency contracts is March 2011, and the latest expiry date for options on forward currency contracts is January 2011. However, the Trust intends to close all futures and foreign currency contracts prior to maturity.

 The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser's basic market risk control procedures consist of continuously monitoring open positions, diversification of

VIII-8

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2010

the portfolio and maintenance of a margin-to-equity ratio for derivatives positions that rarely exceeds 30%. The Adviser's attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per "risk unit" of assets under management. In addition, the Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as precalculating "stop-loss" points at which systems will signal to close open positions. The Adviser controls the risk of the Trust's non-trading instruments (Treasury Bills held for cash management purposes) by limiting the duration of such instruments to no more than six months.

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Adviser believes to be credit worthy. The shareholders bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Note 11. INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 12. SUBSEQUENT EVENTS

Management of the Trust evaluated subsequent events through the date the financial statements were filed. There are no subsequent events to disclose.

VIII-9

Privacy Policy

The Trust and the Adviser firmly believe that investors are entitled to the best service they can offer – and that includes the right to feel comfortable about the personal non-public information investors share with the Trust and the Adviser.

In the normal course of business, investors give the Trust and the Adviser non-public personal information. The Trust and the Adviser use this information to manage each investor’s account, direct transactions and provide each investor with valuable information. The Trust and the Adviser may collect this information through forms, interviews, transaction history of an investor’s account, or third parties. The information includes each investor’s name, address, telephone number, social security number, transactional and financial information, as well as other personal non-public information the Trust and the Adviser may need to service an investor’s account. The Trust and the Adviser maintain physical, electronic, and procedural safeguards that comply with federal standards to protect confidentiality.

Neither the Trust nor the Adviser provides customer names and addresses, or other non-public information, to outside firms, organizations or individuals, except as necessary to service investor accounts or as permitted by law. For example, in the course of regular business, the Trust may share relevant information with service providers that support the Trust and the Adviser in servicing investor accounts. These companies may use this information only for the services for which they are hired, and are not permitted to use or share this information for any other purpose.

The Trust and the Adviser require service providers to the Trust to maintain policies and procedures designed to assure that access to non-public personal information about investors is restricted to employees who need to know that information in order to provide products or services to those investors, and that the use of such information is limited to the purposes for which it was disclosed or as otherwise permitted by law. The Trust and the Adviser also require that service providers maintain strict physical, electronic and procedural safeguards designed to protect the personal information of investors that comply with federal standards.

The Trust and the Adviser will continue to adhere to the privacy policies and practices described in this Memorandum with respect to information about former Shareholders who have redeemed their Shares.

IX

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON COMPLETE SCHEDULE OF INVESTMENTS

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Campbell Multi-Strategy Trust (the “Trust”) as of December 31, 2010, and for the year then ended and have issued our report thereon dated February 28, 2011 (which report expressed an unqualified opinion) which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Trust's complete schedule of investments in securities (the “Schedule”) as of December 31, 2010 appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Trust's management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
February 28, 2011

Item 2. Code of Ethics

The registrant has adopted a code of ethics for its chief executive officer, chief financial officer, director of fund accounting and persons performing similar functions.  The registrant has not made any material amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser’s corporate secretary, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 or by calling 1-800-698-7235.

Item 3. Audit Committee Financial Expert

At a meeting of the Board of Trustees held on June 7, 2010, the Board unanimously approved a resolution re-appointing Mr. Russell Fleming as the “Audit Committee Financial Expert” as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is “independent.”

Item 4. Principal Accountant Fees and Services

(a)
Audit Fees – the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $70,000 for 2010 and $65,000 for 2009.

(b)
Audit-Related Fees – there were no audit related fees billed to the registrant in 2010 or 2009 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c)	Tax Fees – there were no tax fees billed in 2010 or 2009 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d)
Other Fees – there were no other fees billed for 2010 or 2009 for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e)	1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

THE CAMPBELL MULTI-STRATEGY TRUST
AUDIT COMMITTEE PRE-APPROVAL PROCESS

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent registered public accounting firm (“independent accountants”), including the fees to be paid therefore. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Audit Committee at each of its scheduled meetings.

Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

Additionally, the Audit Committee shall pre-approve the independent accountants’ engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

1.	bookkeeping or other services related to the accounting records or financial statements of the Trust;
2.	financial information systems design and implementation;
3.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
4.	actuarial services;
5.	internal audit outsourcing services;
6.	management functions or human resources;
7.	broker or dealer, investment adviser, or investment banking services;
8.	legal services and expert services unrelated to the audit; and
9.	any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

e)	2) No services included in b) – d) above were approved pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)	Not applicable as less than 50%.

g)	There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2010 or 2009.

h)
The registrant’s Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant’s investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

INVESTMENT SECURITIES

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Ameristar Casinos Inc	9,064	$141,670	0.11%
Autoliv Inc	300	$23,682	0.02%
Best Buy Inc	1,930	$66,180	0.05%
BJ'S Restaurants Inc *	12,981	$459,917	0.37%
Buffalo Wild Wings Inc *	5,153	$225,959	0.18%
Carmax Inc *	12,720	$405,514	0.32%
China Automotive System Inc *	5,723	$77,947	0.06%
Coach Inc	1,715	$94,857	0.08%
Collective Brands Inc *	311	$6,562	0.01%
Darden Restaurants Inc	5,059	$234,940	0.19%
Dineequity Inc	1,410	$69,626	0.06%
Directv Group Inc Cl A *	4,431	$176,930	0.14%
Discovery Holdings Co *	11,766	$490,642	0.39%
Dollar Tree Inc *	3,819	$214,170	0.17%
Dreamworks Animation Inc Cl A *	24,835	$731,887	0.58%
Expedia Inc	14,635	$367,192	0.29%
Finish Line Inc Cl A	538	$9,248	0.01%
Hasbro Inc	5,178	$244,298	0.19%
Interpublic Group Of Companies Inc *	2,744	$29,141	0.02%
Jarden Corp	6,488	$200,285	0.16%
Jones Group Inc	3,388	$52,650	0.04%
Jos. A. Bank Clothiers Inc *	9,328	$376,105	0.30%
Liberty Global Inc Cl A *	21,066	$745,315	0.59%
Limited Brands Inc	10,617	$326,260	0.26%
Madden Steven Ltd *	18,537	$773,364	0.62%
Nike Inc Cl B	7,256	$619,808	0.49%
Phillips-Van Heusen Corp	9,738	$613,591	0.49%
Priceline Inc *	43	$17,181	0.01%
Radioshack Corp	21,718	$401,566	0.32%
Regis Corp	19,961	$331,353	0.26%
Sothebys Cl A	6,136	$276,120	0.22%
TJX Companies Inc	6,903	$306,424	0.24%
Wynn Resorts Ltd	7,419	$770,389	0.62%
Total Consumer Discretionary		$9,880,773	7.86%

Consumer Staples
Altria Group Inc	1,405	$34,591	0.03%
Lorillard Inc	9,041	$741,904	0.59%
Nu Skin Enterprises Inc Cl A	4,996	$151,179	0.12%
The Hershey Co	3,216	$151,634	0.12%

See Accompanying Notes to Financial Statements.

III - 1

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Walgreen Co	711	$27,701	0.02%
Total Consumer Staples		$1,107,009	0.88%

Energy
Chevron Corporation	1,491	$136,054	0.11%
Comstock Resources Inc *	3,507	$86,132	0.07%
Denbury Resources Holdings Inc *	5,398	$103,048	0.08%
Dril-Quip Inc *	10,243	$796,086	0.63%
El Paso Corp	40,894	$562,701	0.45%
EOG Resources Inc	8,561	$782,561	0.62%
Gulfmark Offshore Inc *	246	$7,478	0.01%
Helix Energy Solutions Group *	61,980	$752,437	0.60%
Hess Corp	1,372	$105,013	0.08%
Hornbeck Offshore Services Inc *	10,065	$210,157	0.17%
Massey Energy Co	9,756	$523,409	0.42%
Murphy Oil Corp	1,525	$113,689	0.09%
Noble Energy Inc	1,586	$136,523	0.11%
Peabody Energy Corp	1,201	$76,840	0.06%
Petrohawk Energy Corp *	6,947	$126,783	0.10%
Pioneer Natural Resources	1,415	$122,850	0.10%
Quicksilver Resources Inc *	59,890	$882,779	0.70%
Rosetta Resources Inc *	5,028	$189,254	0.15%
Southern UN Co	17,540	$422,188	0.34%
Whiting Petroleum Corp *	815	$95,510	0.07%
Total Energy		$6,231,492	4.96%

Financials
Affiliated Managers Group Inc *	259	$25,698	0.02%
Associated Banc Corp	962	$14,574	0.01%
Assured Guaranty Ltd	19,267	$341,026	0.27%
Bank Of America Corp	172	$2,294	0.00%
Berkshire Hathaway Inc Cl B *	10,890	$872,398	0.69%
Capital One Financial Corp	4,074	$173,389	0.14%
CME Group Inc	86	$27,671	0.02%
CNA Financial Corp	10,351	$279,995	0.22%
Eaton Vance Corp	4,376	$132,286	0.11%
First Horizon National Corp	13,079	$154,071	0.12%
Firstmerit Corp	1	$25	0.00%
FNB Corp	1,287	$12,638	0.01%
Franklin Resources Inc.	7,971	$886,455	0.71%
Fulton Finaniclal Corp	7,138	$73,807	0.06%
Hartford Financial Services Group Inc	172	$4,556	0.00%
Intercontinental Exchange *	515	$61,362	0.05%
International Bancshares Corp	683	$13,680	0.01%
Jefferies Group Inc	7,197	$191,656	0.15%
Loews Corp	4,181	$162,683	0.13%
Markel Corp *	56	$21,175	0.02%
Mercury General Corp	1,401	$60,257	0.05%

See Accompanying Notes to Financial Statements.

III - 2

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Optionsxpress Holdings Inc	1,594	$24,978	0.02%
Webster Financial Corp Waterbury Co	1,115	$21,966	0.02%
Wintrust Financial Corp	1,844	$60,907	0.05%
Total Financials		$3,619,547	2.88%

Health Care
Allergan Inc	12,457	$855,422	0.68%
Celgene Corp *	3,048	$180,259	0.14%
Computer Programs & Systems Inc	449	$21,031	0.02%
Cubist Pharmaceuticals Inc *	11,424	$244,474	0.21%
Davita Inc *	12,495	$868,278	0.69%
Forest Laboratories Inc. *	24,303	$777,210	0.62%
Hill-Rom Holdings	20,724	$815,904	0.65%
Hospira Inc *	15,626	$870,212	0.69%
Humana Inc *	15,825	$866,261	0.69%
Intermune Inc *	686	$24,970	0.02%
Kindred Healthcare Inc *	5,755	$105,719	0.08%
Medicis Pharmaceutical Corp Cl A	14,177	$379,802	0.30%
Savient Pharmaceuticals Inc *	2,761	$30,758	0.02%
Thoratec Corp *	1,845	$52,250	0.04%
Waters Corp *	1,251	$97,215	0.08%
Total Health Care		$6,189,765	4.93%

Industrials
American Science & Engineering Inc	26	$2,216	0.00%
Applied Industrial Technologies Inc	1,251	$40,632	0.03%
Arkansas Best Corp	558	$15,300	0.01%
Arvinmeritor Inc	6,707	$137,628	0.11%
Atlas Air Worldwide Holdings Inc *	128	$7,146	0.01%
Boeing	6,966	$454,601	0.36%
Cummins Inc	1,029	$113,200	0.09%
Deluxe Corp	300	$6,906	0.01%
Emerson Electric Co	15,079	$862,066	0.69%
Gatx Corp	1,728	$60,964	0.05%
Geo Group Inc *	5,801	$143,053	0.11%
Herman Miller Inc	1,115	$28,210	0.02%
Idex Corp	600	$23,472	0.02%
Insituform Technologies Inc Cl A *	1,673	$44,351	0.04%
Joy Global Inc	3,902	$338,499	0.27%
Kansas City Southern *	5,350	$256,051	0.20%
Kennametal Inc	815	$32,160	0.03%
Korn/Ferry International *	1,561	$36,075	0.03%
Nordson Corp	2,839	$260,847	0.21%
Precision Castparts Corp	6,219	$865,747	0.69%
Southwest Airlines Co	67,830	$880,433	0.70%
SPX Corp	82	$5,862	0.00%
Trinity Industries Inc	6,897	$183,529	0.14%
Triumph Group Inc	729	$65,180	0.05%

See Accompanying Notes to Financial Statements.

III - 3

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Tutor Perini Corp *	5,431	$116,278	0.09%
Total Industrials		$4,980,406	3.96%

Information Technology
Adobe System Inc *	4,803	$147,836	0.12%
Advanced Energy Industries Inc *	515	$7,025	0.01%
Advanced Micro Devices Inc *	29,976	$245,204	0.20%
Amphenol Corporation Cl A	86	$4,539	0.00%
Broadcom Corp Cl A	20,026	$872,132	0.69%
Cisco Systems Inc *	1,202	$24,316	0.02%
Concur Technologies Inc *	429	$22,278	0.02%
Diebold Inc	386	$12,371	0.01%
Digital River Inc *	3,210	$110,488	0.09%
Earthlink Inc	54,430	$468,098	0.34%
eBay Inc *	28,260	$786,476	0.63%
F5 Networks Inc *	1,560	$203,050	0.16%
Fair Isaac Corporation	1,996	$46,647	0.04%
Itron Inc *	5,702	$316,176	0.25%
J2 Global Communicatons Inc *	311	$9,003	0.01%
Jabil Circuit Inc	12,537	$251,868	0.20%
Lexmark International Inc Cl A *	16,137	$561,890	0.45%
Marvell Technology Group Ltd *	47,199	$875,541	0.70%
MEMC Electronic Materials Inc *	70,102	$789,349	0.63%
Micros Systems Inc *	17,948	$787,199	0.63%
MKS Instruments Inc *	6,274	$153,713	0.12%
Netlogic Microsystems *	2,744	$86,189	0.07%
Novellus Systems Inc *	2,573	$83,159	0.07%
Oracle Corp	429	$13,428	0.01%
Progress Software Corp *	2,952	$125,165	0.10%
Qlogic Corp *	31,927	$543,398	0.43%
Rambus Inc *	2,834	$58,040	0.05%
Red Hat Inc *	18,934	$864,337	0.69%
Sapient Corporation *	6,542	$79,158	0.06%
Savvis Inc *	258	$6,584	0.01%
Taleo Corp *	31,224	$863,344	0.69%
Tekelec *	2,511	$29,906	0.02%
Tibco Software Inc *	34,455	$679,108	0.54%
Tivo Inc *	32,479	$280,294	0.22%
Triquint Semiconductor Inc *	8,834	$103,269	0.08%
WebMD Health Corp *	628	$32,066	0.03%
Xerox Corp	18,554	$213,742	0.17%
Total Information Technology		$10,756,386	8.56%

Materials
Fuller H.B. Co	7,807	$160,200	0.13%
Georgia Gulf Corp *	3,656	$87,963	0.07%
Lubrizol Corp	7,516	$803,310	0.64%
Packaging Corporation of America	2,250	$58,140	0.05%

See Accompanying Notes to Financial Statements.

III - 4

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Polyone Corp *	22,734	$283,948	0.23%
Rock-Tenn Co Cl A	1,638	$88,370	0.07%
RTI International Metals Inc *	6,065	$163,634	0.13%
Southern Peru Copper	1,544	$75,255	0.06%
Stillwater Mining Co *	21,708	$463,466	0.37%
Temple-Inland Inc	4,803	$102,016	0.08%
The Scotts Miracle-Gro Co Cl A	803	$40,768	0.03%
Walter Energy	1,715	$219,246	0.17%
Total Materials		$2,546,316	2.03%

Telecommunication Services
Time Warner Telecom Inc Cl A *	4,276	$72,906	0.06%
Total Telecommunication Services		$72,906	0.06%

Utilities
Energen Corp	729	$35,182	0.03%
MDU Resources Group Inc	343	$6,953	0.01%
Progress Energy Inc	6,603	$287,098	0.23%
Questar Corp	27,750	$483,128	0.37%
WGL Holdings Inc	4,060	$145,226	0.12%
Total Utilities		$957,587	0.76%

Total Common Stocks (United States)
(cost - $46,472,689)		$46,342,187	36.88%

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Arch Capital Group Ltd *	8,172	$719,545	0.57%
Credicorp Ltd	7,329	$871,491	0.69%
Invesco Ltd	300	$7,218	0.01%
Total Financials		$1,598,254	1.27%

Brazil
Financials
Banco Bradesco Sa Brad Adr	26,642	$540,566	0.43%
Itau Unibanco Holdings S.A.	8,623	$207,038	0.16%
Total Financials		$747,604	0.59%

Industrials
Embraer S.A. Adr	1,693	$49,774	0.04%
Total Industrials		$49,774	0.04%

See Accompanying Notes to Financial Statements.

III - 5

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Materials
Gerdau S.A. Adr	13,744	$192,279	0.15%
Total Materials		$192,279	0.15%

Utilities
CIA Energetica De Minas Gerais Adr	3,345	$55,494	0.05%
Total Utilities		$55,494	0.05%

Total Brazil		$1,045,151	0.83%

Canada
Consumer Staples
Cott Corp *	544	$4,901	0.00%
Total Consumer Staples		$4,901	0.00%

Energy
Cameco Corp	1,243	$50,192	0.04%
Enbridge Inc	2,092	$117,989	0.09%
Total Energy		$168,181	0.13%

Financials
Bank Of Montreal	12,651	$728,318	0.58%
RBC	10,430	$546,115	0.43%
Total Financials		$1,274,433	1.01%

Materials
Silver Wheaton Corp *	1,287	$50,244	0.04%
Total Materials		$50,244	0.04%

Telecommunication Services
Rogers Cl B	17,083	$591,584	0.48%
Total Telecommunication Services		$591,584	0.48%

Total Canada		$2,089,343	1.66%

Chile
Financials
Banco Santander Chile Adr	849	$79,356	0.06%
Total Financials		$79,356	0.06%

Utilities
Enersis S.A. Adr	981	$22,779	0.02%
Total Utilities		$22,779	0.02%

Total Chile		$102,135	0.08%

See Accompanying Notes to Financial Statements.

III - 6

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Colombia
Financials
Bancolombia S.A. Co Adr	2,619	$162,142	0.13%
Total Financials		$162,142	0.13%

France
Health Care
Sanofi-Aventis Adr	2,305	$74,290	0.06%
Total Health Care		$74,290	0.06%

Telecommunication Services
Mobile Telesystems Adr	23,831	$497,353	0.39%
Total Telecommunication Services		$497,353	0.39%

Total France		$571,643	0.45%

Great Britain
Consumer Discretionary
Carnival Plc Adr	1,213	$56,247	0.04%
Total Consumer Discretionary		$56,247	0.04%

Materials
Rio Tinto Plc Adr	5,189	$371,844	0.30%
Total Materials		$371,844	0.30%

Total Great Britain		$428,091	0.34%

India
Financials
Icici Bank Ltd Adr	4,603	$233,096	0.19%
Total Financials		$233,096	0.19%

Italy
Energy
ENI Spa Adr	18,303	$800,573	0.64%
Total Energy		$800,573	0.64%

Japan
Consumer Discretionary
Ahresty	1,700	$18,151	0.01%
Aisan Industry	1,500	$13,488	0.01%
Alpine Electric	6,900	$98,032	0.08%
Arnest One	500	$6,415	0.01%
Asatsu	500	$13,629	0.01%
Asics	20,000	$256,842	0.20%
See Accompanying Notes to Financial Statements.

III - 7

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Askul Corporation	900	$18,721	0.01%
Autobacs Seven	600	$23,544	0.02%
Avex	6,200	$90,527	0.07%
Calsonic Kansei *	2,000	$7,971	0.01%
Daihatsu Motor	5,000	$76,634	0.06%
Daiichikosho	900	$17,448	0.01%
Dena	12,900	$462,080	0.37%
Doshisha	2,400	$56,003	0.04%
Edion	16,400	$147,064	0.12%
Exedy	10,400	$337,221	0.27%
FCC	100	$2,327	0.00%
Fields	2	$3,134	0.00%
Fuji Heavy Industries	43,000	$333,231	0.27%
Fujitsu General	11,000	$66,166	0.05%
Gulliver	40	$1,894	0.00%
Heiwa	1,500	$21,717	0.02%
His	9,300	$231,313	0.18%
Isuzu Motors	57,000	$258,724	0.21%
Jupiter Telecom	104	$109,251	0.09%
Kadokawa	400	$10,466	0.01%
Kayaba Industries	19,000	$145,372	0.12%
Koito Manufacturing	1,000	$15,622	0.01%
Marui Group	82,500	$671,813	0.53%
Megane Top	7,300	$75,609	0.06%
Musashi Seimitsu	3,900	$96,954	0.08%
NGK Spark Plug	4,000	$61,308	0.05%
NHK Spring	33,000	$358,435	0.29%
Nifco	2,900	$78,515	0.06%
Nissan Motor	70,200	$667,502	0.53%
Nisshinbo Holdings	3,000	$32,843	0.03%
NOK	9,700	$201,887	0.16%
Onward Holdings	13,000	$112,418	0.09%
Pal	800	$28,981	0.02%
Panahome	2,000	$12,621	0.01%
Panasonic Corporation	12,000	$170,195	0.14%
Resorttrust	700	$11,814	0.01%
Rinnai	700	$42,709	0.03%
Sanden	57,000	$227,173	0.18%
Sekisui Chemical	1,000	$7,171	0.01%
Sekisui House	17,000	$171,683	0.14%
Shimamura	5,300	$490,916	0.39%
Shimano	12,800	$650,274	0.52%
Showa *	2,800	$21,354	0.02%
Sony	9,200	$331,243	0.26%
Studio Alice	100	$945	0.00%
Suzuki Motor	3,000	$73,805	0.06%
Tachi-S	2,200	$35,992	0.03%
Toei	1,000	$4,834	0.00%
Toho	8,000	$128,323	0.10%

See Accompanying Notes to Financial Statements.

III - 8

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Token Corp	180	$6,764	0.01%
Tokyo Style	4,000	$31,392	0.02%
Toridoll	11	$15,209	0.01%
Touei Housing	5,300	$90,099	0.08%
United Arrows Ltd	1,300	$19,669	0.02%
Universal Entertainment Corporation *	100	$2,919	0.00%
USS Co Ltd	500	$40,839	0.03%
Village Vanguard	1	$3,672	0.00%
Yorozu	100	$1,791	0.00%
Total Consumer Discretionary		$7,822,658	6.23%

Consumer Staples
Aeon	54,000	$674,875	0.54%
Ajinomoto Co	10,000	$104,065	0.08%
Asahi Breweries	34,400	$665,615	0.53%
Cosmos Pharm	100	$3,832	0.00%
Dydo Drinco	400	$15,376	0.01%
Hokuto	10,000	$232,118	0.18%
Japan Tobacco	55	$241,478	0.19%
Kasumi	300	$1,668	0.00%
Kose Corp	1,100	$28,415	0.02%
Mandom	2,000	$54,124	0.04%
Ministop	900	$15,577	0.01%
Morinaga	3,000	$7,048	0.01%
Nippon Suisan	24,800	$78,096	0.06%
NPN Flour Mills	4,000	$19,780	0.02%
San-A	400	$15,671	0.01%
Sugi Holdings Co Ltd	300	$7,214	0.01%
Uni-Charm	600	$23,839	0.02%
UNY	21,000	$212,079	0.17%
Yakult Honsha	3,000	$86,315	0.08%
Total Consumer Staples		$2,487,185	1.98%

Energy
Cosmo Oil	52,000	$170,146	0.14%
Modec	3,600	$63,812	0.05%
Shinko Plantech	5,300	$48,896	0.04%
Showa Shell Sekiyu	14,200	$129,956	0.10%
Total Energy		$412,810	0.33%

Financials
Aeon Credit	10,600	$149,687	0.12%
Aeon Mall	21,100	$565,816	0.45%
Akita Bank	2,000	$5,929	0.00%
Bank Of Hiroshima	64,000	$269,242	0.21%
Bank Of Okinawa	400	$15,499	0.01%
Bank Of Ryukyus	400	$4,724	0.00%
Bank Of Saga	2,000	$5,658	0.00%

See Accompanying Notes to Financial Statements.

III - 9

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Century Tokyo Leasing	900	$14,625	0.01%
Chiba Bank	73,000	$474,125	0.38%
Credit Saison	41,400	$679,857	0.54%
Daibiru	200	$1,643	0.00%
Daishi Bank	1,000	$3,088	0.00%
Fukui Bank	4,000	$12,350	0.01%
Fuyo General	6,000	$196,396	0.16%
Goldcrest	680	$17,758	0.01%
Hachijuni Bank	5,000	$27,923	0.02%
Hitachi Capital	600	$9,263	0.01%
Hokkoku Bank	107,000	$371,167	0.30%
Hokuhoku	49,000	$99,453	0.08%
Hyakujushi Bank	2,000	$7,356	0.01%
IBJ Leasing	1,100	$27,671	0.02%
Iida Home	2,200	$23,815	0.02%
Iwaicosmo	400	$2,854	0.00%
Iyo Bank	4,000	$31,982	0.03%
Joyo Bank	17,000	$74,654	0.06%
Juroku Bank	3,000	$9,595	0.01%
Keiyo Bank	2,000	$9,890	0.01%
Marusan Securities	400	$2,391	0.00%
Mitsubishi Estate	22,000	$407,553	0.32%
Mitsubishi UFJ Lease & Finance	3,790	$150,117	0.12%
Musashino Bank	200	$6,052	0.00%
Nanto Bank	11,000	$55,071	0.04%
Ogaki Kyoritsu Bank	11,000	$34,775	0.03%
Orix	6,930	$681,108	0.54%
Osaka Securities Exchange	19	$95,707	0.08%
Ricoh Leasing	1,000	$27,431	0.02%
Sapporo Hokuyo	32,000	$149,579	0.12%
Shiga Bank	4,000	$21,699	0.02%
Sumitomo Real Estate	110	$5,683	0.00%
Tokai Tokyo Financial Holdings	22,000	$83,351	0.07%
Tokyu Land	107,000	$537,007	0.43%
Tokyu Livable Inc	11,000	$131,656	0.12%
Total Financials		$5,501,200	4.38%

Health Care
BML	100	$2,805	0.00%
Eiken Chemical	600	$7,012	0.01%
EPS	4	$9,777	0.01%
Kaken Pharm	1,000	$12,129	0.01%
Kyorinhd	2,000	$34,959	0.03%
Miraca	200	$8,045	0.01%
Mitsubishi Tanabe Pharma Corp	21,800	$367,646	0.29%
Mochida Pharm	1,000	$10,702	0.01%
Nikkiso	5,000	$42,315	0.03%
Nipro	9,800	$196,133	0.16%

See Accompanying Notes to Financial Statements.

III - 10

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Paramount Bed	900	$24,688	0.02%
Sawai Pharm	1,000	$81,678	0.07%
Ship Helthcare	16,100	$210,917	0.17%
Sysmex Corp	700	$48,478	0.04%
Toho Holdings	6,100	$83,364	0.07%
Towa Pharm	700	$38,834	0.01%
Total Health Care		$1,179,482	0.94%

Industrials
Aica Kogyo	18,900	$222,025	0.18%
Asahi Diamond Industries	35,000	$664,309	0.53%
CKD	2,500	$21,373	0.02%
Ebara *	29,000	$142,333	0.11%
En-Japan	2	$2,802	0.00%
Fanuc	4,500	$690,264	0.55%
Fujitec	4,000	$20,321	0.02%
Hankyu Hanshin Holdings	4,000	$18,550	0.01%
Hitachi Construction Machinery	25,200	$603,225	0.48%
Hitachi Transsys	4,600	$71,239	0.06%
Iwatani Int'L	4,000	$12,055	0.01%
Japan Steel Works	26,000	$271,210	0.22%
Jpn Airport Term	5,900	$90,937	0.07%
Jtekt	12,900	$152,017	0.12%
Kawasaki Heavy	176,000	$591,033	0.47%
Keihan Elec Rail	24,000	$99,490	0.08%
Keihin El Ex Rail	37,000	$326,330	0.26%
Keio Ele Rl	32,000	$218,070	0.17%
Keisei Elec Rail	10,000	$66,671	0.05%
Komatsu	10,600	$320,367	0.25%
Kubota	30,000	$283,781	0.23%
Maeda	9,000	$28,231	0.02%
Makita	4,900	$200,111	0.16%
Marubeni	36,000	$252,857	0.20%
Matsuda Sangyo	1,100	$19,755	0.02%
Max	5,000	$59,106	0.05%
Meitec *	1,500	$32,050	0.03%
Misumi	1,100	$27,373	0.02%
Mitsubishi Pencil	3,500	$58,595	0.05%
Mitsui	25,100	$414,037	0.33%
Mitsui Eng&Sb	56,000	$148,103	0.12%
Nabtesco	1,900	$40,480	0.03%
Nachi Fujikoshi	5,000	$16,791	0.01%
Namura Shipbuild	7,000	$34,184	0.03%
Nichias	4,000	$20,715	0.02%
Nippo Corporation	2,000	$13,925	0.01%
Nippon Konpo Unyu	1,000	$12,153	0.01%
Nippon Road	2,000	$4,773	0.00%
Nippon Thompson	2,000	$16,090	0.01%

See Accompanying Notes to Financial Statements.

III - 11

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Nishi-Nippon Rail	1,000	$4,182	0.00%
Nitta	1,200	$23,588	0.02%
Nitto Elec Works	100	$1,130	0.00%
Nsk	15,000	$135,433	0.11%
NTN	29,000	$153,749	0.12%
Oiles	3,000	$55,502	0.04%
OSG	1,100	$13,301	0.01%
Ryobi *	4,000	$18,304	0.02%
Shima Seiki	800	$19,258	0.02%
SMC	1,200	$205,326	0.16%
Sumitomo	47,200	$667,111	0.53%
Sumitomo Elec Ind	6,300	$87,415	0.07%
Sumitomo Heavy	36,000	$231,158	0.18%
Sumitomo Ware-H	2,000	$10,530	0.01%
Taihei Kogyo	4,000	$18,747	0.02%
Taikisha	5,200	$92,109	0.07%
Taisei	50,000	$116,858	0.09%
Takaoka Elec Mfg	2,000	$10,530	0.01%
Takara Standard	3,000	$20,296	0.02%
THK	22,100	$507,543	0.40%
Toshiba Plant Systems	6,000	$86,057	0.07%
Toto	19,000	$137,659	0.11%
Tsubakimoto Chain	4,000	$21,305	0.02%
Yusen Logistics	400	$5,811	0.00%
Total Industrials		$8,930,633	7.11%

Information Technology
A&D *	900	$3,908	0.00%
Canon Electronics	100	$2,826	0.00%
CSK Holdings *	500	$2,294	0.00%
Dainippon Screen Manufactoring *	52,000	$369,076	0.29%
Digital Arts	73	$60,702	0.05%
Dts Corporation	1,200	$14,864	0.01%
Geomatec	1,100	$19,485	0.02%
Hamamatsu Photo	3,000	$109,527	0.09%
Hitachi	72,000	$383,492	0.31%
Hitachi High-Tech	7,700	$179,772	0.14%
Hokuriku Elec Ind	4,000	$7,971	0.01%
Horiba	4,000	$113,316	0.09%
ICOM	600	$16,422	0.01%
Ines	500	$4,072	0.00%
Itochu Techno-Solutions	400	$14,982	0.01%
Japan Aviation Elec	5,000	$39,793	0.03%
Kakaku	12	$71,296	0.06%
Koa	800	$10,254	0.01%
Konica Minolta Holdings	64,500	$669,635	0.53%
Kyocera	6,600	$673,030	0.54%
Lasertec	100	$1,233	0.00%

See Accompanying Notes to Financial Statements.

III - 12

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Macnica Inc	1,100	$27,536	0.02%
Melco Holdings	3,300	$115,324	0.09%
Net One Systems	29	$42,914	0.03%
NRI	1,000	$22,240	0.02%
Nsd	600	$7,085	0.01%
Obic	400	$82,268	0.07%
Omron	9,300	$246,070	0.20%
Oracle	1,300	$63,805	0.05%
Ricoh	46,000	$673,350	0.55%
Ryosan	200	$5,176	0.00%
Ryoyo Electro	300	$3,491	0.00%
Sanken Electric	32,000	$140,919	0.11%
Sansin Electrics	400	$3,316	0.00%
Satori Electric	100	$726	0.00%
Seiko Epson	4,500	$81,924	0.07%
Shimadzu	4,000	$31,047	0.02%
Shindengen Electric *	25,000	$125,776	0.10%
Shinko Shoji	200	$1,668	0.00%
Square Enix Holdings Co Ltd	29,300	$518,999	0.41%
Sumco *	28,500	$406,667	0.32%
Sumida Corp	400	$4,369	0.00%
Systena	10	$10,616	0.01%
Taiyo Yuden	29,000	$442,340	0.35%
Tokyo Electron	3,700	$233,938	0.19%
Tokyo Seimitsu	7,300	$113,952	0.09%
Verisign Japan	4	$1,816	0.00%
Yaskawa Electric	2,000	$18,894	0.02%
Total Information Technology		$6,194,176	4.93%

Materials
Adeka	11,600	$128,136	0.10%
Arakawa Chemical	400	$4,158	0.00%
Daicel Chem Industries	43,000	$313,660	0.25%
Daido Steel	4,000	$23,470	0.02%
Dowa Hldg	13,000	$85,233	0.07%
FP	1,400	$77,496	0.06%
Hitachi Metals	4,000	$47,973	0.04%
Kumiai Chem Industries	43,000	$144,400	0.11%
Kuraray	4,400	$63,000	0.05%
Lintec	300	$7,941	0.01%
Mitsubishi Materials *	201,000	$640,371	0.51%
Mitsui Chemicals	126,000	$451,024	0.36%
Mitsui Mining and Smelting	153,000	$504,385	0.40%
Nakayama Steel *	1,000	$1,304	0.00%
Neturen	3,300	$27,684	0.02%
Nihon Nohyaku	1,000	$5,277	0.00%
Nippon Denko	26,000	$205,966	0.16%
Nippon Kayaku	12,000	$126,797	0.10%

See Accompanying Notes to Financial Statements.

III - 13

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Nippon Paint	16,000	$122,418	0.10%
Nippon Shokubai	2,000	$20,665	0.02%
Nippon Soda	2,000	$9,545	0.01%
Nippon Valqua Ind	8,000	$24,405	0.02%
Nippon Zeon	80,000	$669,168	0.53%
Npn Chemical Ind	6,000	$15,351	0.02%
Osaka Titanium Tech	7,300	$344,369	0.27%
Sanyo Chem Ind	6,000	$49,966	0.04%
Sanyo Sp Steel	12,000	$72,329	0.06%
Sumitomo Metal	51,000	$125,469	0.10%
Sumitomo Metal Mining Co	39,000	$680,743	0.54%
Sumitomo Osaka Ceme	32,000	$72,428	0.06%
Toagosei	6,000	$28,046	0.02%
Toho Titanium	27,800	$670,934	0.54%
Tokuyama	62,000	$320,315	0.25%
Toray Industries	14,000	$83,523	0.07%
Toyo Seikan	3,400	$64,617	0.05%
Total Materials		$6,232,566	4.96%

Telecommunication Services
Softbank Corp	19,400	$670,809	0.53%
Total Telecommunication Services		$670,809	0.53%

Utilities
Chugoku Ele	1,200	$24,356	0.02%
Saibu Gas	13,000	$33,901	0.03%
Tokyo Gas	100,000	$442,832	0.34%
Total Utilities		$501,089	0.39%

Total Japan		$39,932,608	31.78%

Mexico
Consumer Staples
Coca Cola Femsa Sab De Cv Adr	449	$37,011	0.03%
Total Consumer Staples		$37,011	0.03%

Netherlands
Industrials
Cnh Global N.V. Com	185	$8,832	0.01%
Royal Philips Electronics Nv Adr	485	$14,890	0.01%
Total Industrials		$23,722	0.02%

People's Republic Of China
Consumer Discretionary
Ctrip.Com International Ltd Adr	3,945	$159,575	0.13%
Total Consumer Discretionary		$159,575	0.13%

See Accompanying Notes to Financial Statements.

III - 14

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Financials
China Life Insuranceco Adr	2,044	$125,031	0.10%
Total Financials		$125,031	0.10%

Information Technology
Sohu.Com Inc *	2,273	$144,313	0.11%
Total Information Technology		$144,313	0.11%

Total People's Republic Of China		$428,919	0.34%

Peru
Materials
Compania De Minas Buenaventura Adr	16,970	$830,851	0.66%
Total Materials		$830,851	0.66%

Puerto Rico
Financials
Oriental Financial Group Inc	1,885	$23,544	0.02%
Total Financials		$23,544	0.02%

South Africa
Information Technology
Net 1 Ueps Technologies Inc *	697	$8,545	0.01%
Total Information Technology		$8,545	0.01%

Materials
Randgold Resources Ltd	10,580	$871,051	0.69%
Total Materials		$871,051	0.69%

Total South Africa		$879,596	0.70%

Switzerland
Industrials
Abb Ltd Zuerich Adr	3,345	$75,095	0.07%
Total Industrials		$75,095	0.07%

Total Common Stocks (Non-United States) (cost - $47,698,384)		$49,261,774	39.21%

See Accompanying Notes to Financial Statements.

III - 15

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

United States Government Securities**

				% of Net
Maturity	Maturity		Value	Asset
Face Value	Date	Description	($)	Value
$2,000,000	01/06/2011	U.S. Treasury Bills
(cost, including accrued interest, - $1,999,969)			$1,999,969	1.59%

Total investment securities
(cost - $96,171,042)			$97,603,930	77.68%

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value
RBS	01/03/2011	AUD Call / USD Put	0.9925	1,020,000	AUD	$31,271	0.03%
RBS	01/03/2011	EUR Call / JPY Put	110.2000	940,000	EUR	$57	0.00%
RBS	01/03/2011	GBP Put / USD Call	1.5550	220,000	GBP	$426	0.00%
RBS	01/03/2011	USD Put / CHF Call	0.9635	610,000	USD	$19,203	0.02%
RBS	01/04/2011	AUD Call / USD Put	0.9950	1,140,000	AUD	$32,058	0.04%
RBS	01/04/2011	GBP Put / USD Call	1.5460	520,000	GBP	$629	0.00%
RBS	01/04/2011	USD Put / CHF Call	0.9595	1,010,000	USD	$27,547	0.02%
RBS	01/04/2011	EUR Put / JPY Call	110.0000	430,000	EUR	$8,009	0.01%
RBS	01/04/2011	USD Call / JPY Put	83.6000	940,000	USD	$9	0.00%
RBS	01/05/2011	USD Put / CHF Call	0.9525	1,360,000	USD	$27,626	0.02%
RBS	01/05/2011	EUR Put / USD Call	1.3150	550,000	EUR	$760	0.00%
RBS	01/05/2011	GBP Put / USD Call	1.5455	940,000	GBP	$1,722	0.00%
RBS	01/05/2011	AUD Call / USD Put	0.9970	800,000	AUD	$20,952	0.02%
RBS	01/05/2011	USD Call / JPY Put	83.5000	1,120,000	USD	$64	0.00%
RBS	01/05/2011	EUR Put / JPY Call	109.7500	530,000	EUR	$8,739	0.01%
RBS	01/06/2011	EUR Put / JPY Call	109.0500	360,000	EUR	$3,957	0.00%
RBS	01/06/2011	EUR Put / USD Call	1.3095	360,000	EUR	$474	0.00%
RBS	01/06/2011	USD Put / CHF Call	0.9595	2,050,000	USD	$56,608	0.06%
RBS	01/06/2011	USD Call / JPY Put	83.2500	1,010,000	USD	$212	0.00%
RBS	01/06/2011	AUD Call / USD Put	1.0010	1,280,000	AUD	$28,518	0.02%

See Accompanying Notes to Financial Statements.

III - 16

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

RBS	01/06/2011	EUR Put / GBP Call	0.8490	690,000	EUR	$1,054	0.00%
RBS	01/06/2011	GBP Put / USD Call	1.5420	1,060,000	GBP	$1,997	0.00%
RBS	01/10/2011	USD Call / JPY Put	82.8000	1,110,000	USD	$1,155	0.00%
RBS	01/10/2011	EUR Put / JPY Call	108.9000	1,210,000	EUR	$14,290	0.01%
RBS	01/10/2011	EUR Put / USD Call	1.3155	1,650,000	EUR	$5,850	0.00%
RBS	01/10/2011	USD Put / CHF Call	0.9610	1,850,000	USD	$54,753	0.05%
RBS	01/10/2011	AUD Call / USD Put	1.0010	1,330,000	AUD	$30,415	0.02%
RBS	01/10/2011	EUR Put / GBP Call	0.8520	750,000	EUR	$2,940	0.00%
RBS	01/10/2011	GBP Put / USD Call	1.5430	1,310,000	GBP	$4,443	0.00%
RBS	01/11/2011	EUR Put / USD Call	1.3230	830,000	EUR	$5,104	0.00%
RBS	01/11/2011	GBP Put / USD Call	1.5475	1,070,000	GBP	$5,448	0.00%
RBS	01/11/2011	USD Put / CHF Call	0.9465	1,080,000	USD	$17,987	0.01%
RBS	01/11/2011	USD Put / JPY Call	82.0000	1,640,000	USD	$21,395	0.02%
RBS	01/11/2011	AUD Call / USD Put	1.0110	1,300,000	AUD	$19,710	0.02%
RBS	01/11/2011	EUR Put / GBP Call	0.8545	530,000	EUR	$3,139	0.00%
RBS	01/11/2011	EUR Put / JPY Call	108.5000	780,000	EUR	$7,909	0.01%
RBS	01/12/2011	AUD Call / USD Put	1.0110	1,080,000	AUD	$16,855	0.01%
RBS	01/12/2011	EUR Put / USD Call	1.3140	260,000	EUR	$1,184	0.00%
RBS	01/12/2011	GBP Put / USD Call	1.5375	560,000	GBP	$1,901	0.00%
RBS	01/12/2011	USD Put / CHF Call	0.9500	660,000	USD	$13,151	0.01%
RBS	01/13/2011	USD Put / CHF Call	0.9385	710,000	USD	$8,400	0.01%
RBS	01/12/2011	EUR Put / JPY Call	107.9000	690,000	EUR	$5,415	0.00%
RBS	01/13/2011	AUD Call / USD Put	1.0130	1,320,000	AUD	$18,975	0.02%
RBS	01/13/2011	GBP Put / USD Call	1.5440	510,000	GBP	$2,718	0.00%
RBS	01/13/2011	USD Put / JPY Call	81.5000	210,000	USD	$2,057	0.00%
RBS	01/13/2011	EUR Put / JPY Call	108.1500	450,000	EUR	$4,440	0.00%
RBS	01/14/2011	EUR Put / GBP Call	0.8615	280,000	EUR	$3,716	0.00%
RBS	01/14/2011	EUR Put / JPY Call	108.7000	300,000	EUR	$4,115	0.00%
RBS	01/14/2011	AUD Call / USD Put	1.0160	930,000	AUD	$12,033	0.01%

Purchased options on forward currency contracts
(premiums paid- $407,821)						$561,390	0.45%

See Accompanying Notes to Financial Statements.

III - 17

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value
RBS	01/03/2011	USD Put / CAD Call	0.9960	2,220,000	USD	$(5,495)	0.00%
RBS	01/03/2011	AUD Call / USD Put	1.0145	2,900,000	AUD	$(27,292)	(0.02)%
RBS	01/03/2011	GBP Put / USD Call	1.5210	840,000	GBP	$(3)	0.00%
RBS	01/03/2011	USD Put / CHF Call	0.9390	4,310,000	USD	$(29,015)	(0.02)%
RBS	01/03/2011	USD Put / JPY Call	82.0000	420,000	USD	$(4,241)	0.00%
RBS	01/04/2011	USD Put / CAD Call	1.0010	550,000	USD	$(3,600)	0.00%
RBS	01/04/2011	AUD Call / USD Put	1.0165	2,080,000	AUD	$(17,654)	(0.01)%
RBS	01/04/2011	EUR Put / GBP Call	0.8345	230,000	EUR	$(1)	0.00%
RBS	01/04/2011	EUR Put / USD Call	1.2750	460,000	EUR	$(1)	0.00%
RBS	01/04/2011	GBP Put / USD Call	1.5165	630,000	GBP	$(23)	0.00%
RBS	01/04/2011	USD Put / CHF Call	0.9380	2,950,000	USD	$(20,721)	(0.02)%
RBS	01/04/2011	EUR Put / JPY Call	106.9000	490,000	EUR	$(312)	0.00%
RBS	01/04/2011	USD Put / JPY Call	81.8500	580,000	USD	$(5,276)	(0.01)%
RBS	01/05/2011	AUD Call / USD Put	1.0200	800,000	AUD	$(5,430)	(0.01)%
RBS	01/05/2011	EUR Put / GBP Call	0.8330	450,000	EUR	$(6)	0.00%
RBS	01/05/2011	EUR Put / USD Call	1.2775	2,410,000	EUR	$(73)	0.00%
RBS	01/05/2011	GBP Put / USD Call	1.5115	530,000	GBP	$(40)	0.00%
RBS	01/05/2011	USD Put / CHF Call	0.9285	1,390,000	USD	$(4,377)	(0.01)%
RBS	01/05/2011	USD Put / JPY Call	81.7500	720,000	USD	$(6,310)	(0.01)%
RBS	01/05/2011	EUR Put / JPY Call	106.2500	650,000	EUR	$(349)	0.00%
RBS	01/06/2011	EUR Put / JPY Call	105.6500	400,000	EUR	$(187)	0.00%
RBS	01/06/2011	USD Put / CHF Call	0.9350	810,000	USD	$(5,550)	(0.01)%
RBS	01/06/2011	USD Call / JPY Put	85.2000	490,000	USD	$(1)	0.00%
RBS	01/06/2011	USD Put / JPY Call	81.4000	640,000	USD	$(4,169)	(0.01)%
RBS	01/06/2011	AUD Call / USD Put	1.0230	680,000	AUD	$(3,813)	0.00%
RBS	01/06/2011	EUR Call / GBP Put	0.8655	280,000	EUR	$(438)	0.00%
RBS	01/06/2011	EUR Put / GBP Call	0.8320	350,000	EUR	$(12)	0.00%
RBS	01/06/2011	GBP Put / USD Call	1.5095	340,000	GBP	$(48)	0.00%
RBS	01/10/2011	USD Call / JPY Put	84.9000	510,000	USD	$(22)	0.00%
RBS	01/10/2011	USD Put / JPY Call	80.8000	530,000	USD	$(2,283)	0.00%
RBS	01/10/2011	EUR Put / JPY Call	105.5000	1,760,000	EUR	$(1,805)	0.00%
RBS	01/10/2011	EUR Put / USD Call	1.2735	910,000	EUR	$(253)	0.00%
RBS	01/10/2011	USD Put / CAD Call	0.9880	1,330,000	USD	$(2,954)	0.00%
RBS	01/10/2011	USD Put / CHF Call	0.9350	1,110,000	USD	$(9,211)	(0.02)%
RBS	01/11/2011	USD Put / CAD Call	0.9820	1,610,000	USD	$(1,992)	0.00%

See Accompanying Notes to Financial Statements.

III - 18

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

RBS	01/10/2011	AUD Call / USD Put	1.0275	660,000	AUD	$(3,280)	0.00%
RBS	01/10/2011	EUR Call / GBP Put	0.8695	250,000	EUR	$(394)	0.00%
RBS	01/10/2011	EUR Put / GBP Call	0.8350	390,000	EUR	$(123)	0.00%
RBS	01/10/2011	GBP Put / USD Call	1.5065	360,000	GBP	$(126)	0.00%
RBS	01/11/2011	EUR Put / USD Call	1.2800	420,000	EUR	$(263)	0.00%
RBS	01/11/2011	GBP Put / USD Call	1.5110	400,000	GBP	$(252)	0.00%
RBS	01/11/2011	USD Put / CHF Call	0.9235	3,570,000	USD	$(14,359)	(0.02)%
RBS	01/11/2011	USD Put / JPY Call	80.0500	3,290,000	USD	$(7,365)	(0.01)%
RBS	01/11/2011	AUD Call / USD Put	1.0340	1,760,000	AUD	$(5,764)	0.00%
RBS	01/11/2011	EUR Put / GBP Call	0.8360	270,000	EUR	$(147)	0.00%
RBS	01/11/2011	EUR Put / JPY Call	104.9500	990,000	EUR	$(960)	0.00%
RBS	01/11/2011	EUR Call / USD Put	1.3585	350,000	EUR	$(1,313)	0.00%
RBS	01/12/2011	USD Put / CAD Call	0.9815	970,000	USD	$(1,366)	0.00%
RBS	01/12/2011	AUD Call / USD Put	1.0365	2,420,000	AUD	$(7,346)	(0.01)%
RBS	01/12/2011	EUR Call / GBP Put	0.8725	340,000	EUR	$(568)	0.00%
RBS	01/12/2011	EUR Call / USD Put	1.3520	580,000	EUR	$(3,518)	0.00%
RBS	01/12/2011	GBP Call / USD Put	1.5670	240,000	GBP	$(1,513)	0.00%
RBS	01/12/2011	GBP Put / USD Call	1.5020	660,000	GBP	$(336)	0.00%
RBS	01/12/2011	USD Put / CHF Call	0.9240	2,910,000	USD	$(13,421)	(0.01)%
RBS	01/13/2011	USD Put / CAD Call	0.9790	1,680,000	USD	$(2,092)	0.00%
RBS	01/13/2011	EUR Call / USD Put	1.3685	420,000	EUR	$(1,210)	0.00%
RBS	01/13/2011	USD Put / CHF Call	0.9110	4,610,000	USD	$(9,480)	(0.01)%
RBS	01/12/2011	EUR Put / JPY Call	104.5000	980,000	EUR	$(953)	0.00%
RBS	01/13/2011	AUD Call / USD Put	1.0425	2,760,000	AUD	$(5,634)	0.00%
RBS	01/13/2011	EUR Put / GBP Call	0.8410	420,000	EUR	$(705)	0.00%
RBS	01/13/2011	GBP Call / USD Put	1.5755	300,000	GBP	$(1,240)	0.00%
RBS	01/13/2011	GBP Put / USD Call	1.5105	710,000	GBP	$(701)	0.00%
RBS	01/14/2011	USD Put / CAD Call	0.9755	360,000	USD	$(352)	0.00%
RBS	01/14/2011	USD Call / CHF Put	0.9660	410,000	USD	$(444)	0.00%
RBS	01/14/2011	USD Put / CHF Call	0.9040	2,300,000	USD	$(3,278)	0.00%
RBS	01/13/2011	USD Call / JPY Put	83.7500	680,000	USD	$(459)	0.00%
RBS	01/13/2011	EUR Put / JPY Call	104.4500	570,000	EUR	$(694)	0.00%
RBS	01/14/2011	EUR Put / JPY Call	105.2000	330,000	EUR	$(738)	0.00%
RBS	01/14/2011	GBP Call / USD Put	1.5875	720,000	GBP	$(1,585)	0.00%
RBS	01/14/2011	GBP Put / USD Call	1.5150	1,070,000	GBP	$(1,575)	0.00%
RBS	01/14/2011	AUD Call / USD Put	1.0470	1,800,000	AUD	$(2,938)	0.00%

Total written options on forward currency contracts (premiums received- $88,923)						$(259,449)	(0.21)%

See Accompanying Notes to Financial Statements.

III - 19

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

FUTURES CONTRACTS PURCHASED

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

	Agricultural
	Soybean Oil	Mar-11	CBOT	7	$4,080	0.00%
	Wheat	Mar-11	CBOT	34	$35,410	0.03%
	Soybeans	Mar-11	CBOT	37	$194,750	0.16%
	Corn	Mar-11	CBOT	122	$200,537	0.16%
	Live Cattle	Feb-11	CME	36	$1,670	0.00%
	Cotton	Mar-11	NYCE	33	$76,865	0.06%
	Sugar #11 (World)	Feb-11	NYCSCE	36	$103,712	0.08%
	Coffee	Mar-11	NYCSCE	42	$202,519	0.16%
	Total agricultural				$819,543	0.65%

	Energy
	Heating Oil	Jan-11	NYMEX	24	$24,024	0.02%
	Crude Oil	Jan-11	NYMEX	48	$76,420	0.06%
	London Brent Crude	Jan-11	IPE	49	$144,320	0.11%
	NY Gasoline RBOB (Oxygen Blending)	Jan-11	NYMEX	57	$123,963	0.10%
	London Gas Oil	Feb-11	IPE	66	$(89,575)	(0.07)%
	Total energy				$279,152	0.22%

	Long-term interest rates
	Canadian 10-Year Govt Bond	Mar-11	ME	21	$17,152	0.01%
	Total long-term interest rates				$17,152	0.01%

	Metals
	High Grade Copper	Mar-11	NYMEX	8	$95,200	0.07%
	Synthetic Nickel	Mar-11	LME	21	$69,632	0.06%
	Synthetic Zinc	Mar-11	LME	33	$113,615	0.09%
	Synthetic Aluminum	Mar-11	LME	37	$87,284	0.07%

See Accompanying Notes to Financial Statements.

III - 20

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Synthetic Copper	Mar-11	LME	44	$435,410	0.35%
Silver	Mar-11	NYMEX	13	$104,155	0.08%
Gold	Feb-11	NYMEX	33	$88,860	0.07%
Total metals				$994,156	0.79%

Short-term interest rates
Australian Bank Bills	Jun-11	SFE	65	$6,394	0.00%
Euribor (3 Month Interest Rate)	Mar-12	LIFFE	91	$9,574	0.01%
Euro-Schatz Future (Short Term	Mar-11	EUREX	179	$19,349	0.02%
Interest Rate)
Short Sterling	Mar-12	LIFFE	224	$31,376	0.02%
Eurodollar	Mar-12	CME	277	$77,338	0.06%
Total short-term interest rates				$144,031	0.11%

Stock indicies
Hang Seng Index	Jan-11	HKFE	10	$(3,988)	0.00%
S&P Canada 60 Index Futures	Mar-11	ME	26	$59,904	0.05%
SPI200 Index	Mar-11	SFE	27	$(28,239)	(0.02)%
Amsterdam Exchange Index Future	Jan-11	EURONXT	27	$20,463	0.02%
German Stock Index (Euro)	Mar-11	EUREX	42	$(110,716)	(0.09)%
Osaka Nikkei	Mar-11	OSE	44	$13,053	0.01%
DJ Euro Stoxx 50 - Eurex	Mar-11	EUREX	56	$(33,659)	(0.03)%
CAC 40 Stock Index	Jan-11	EURONXT	75	$(86,214)	(0.07)%
FT-SE Index	Mar-11	LIFFE	98	$(8,099)	0.00%
Mini SP 500 Index	Mar-11	CME	159	$4,400	0.00%
NASDAQ 100 E-MINI Index	Mar-11	CME	318	$26,654	0.02%
SIMEX MSCI Taiwan Index	Jan-11	SGX	324	$110,840	0.09%
Total stock indicies				$(35,601)	(0.02)%

Net unrealized gain on futures contracts purchased				$2,218,433	1.76%

See Accompanying Notes to Financial Statements.

III - 21

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

FUTURES CONTRACTS SOLD

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

	Agricultural
	Soybean Meal	Mar-11	CBOT	2	$(5,740)	(0.01)%
	Lean Hogs	Feb-11	CME	2	$(1,950)	0.00%
	Total agricultural				$(7,690)	(0.01)%

	Energy
	Natural Gas	Jan-11	NYMEX	46	$(101,220)	(0.08)%
	Total energy				$(101,220)	(0.08)%

	Long-term interest rates
	Australian 10 Year 6% Bond	Mar-11	SFE	80	$(75,204)	(0.06)%
	Australian 3 Year 6% Treasury Bond	Mar-11	SFE	59	$(10,508)	(0.01)%
	Euro-Bund (Long Term Interest Rate)	Mar-11	EUREX	47	$15,092	0.01%
	10 Year Treasury Notes	Mar-11	CBOT	45	$(43,031)	(0.03)%
	5 Year Treasury Notes	Mar-11	CBOT	38	$(20,258)	(0.02)%
	Long Gilt	Mar-11	LIFFE	23	$(46,694)	(0.04)%
	US Bond	Mar-11	CBOT	19	$(23,125)	(0.02)%
	Euro-BOBL (Medium Term Interest Rate)	Mar-11	EUREX	11	$(5,882)	0.00%
	10 Year Japanese Government Bond	Mar-11	TOKYO	6	$(43,470)	(0.03)%
	Total long-term interest rates				$(253,080)	(0.20)%

	Metals
	Synthetic Copper	Mar-11	LME	14	$(118,386)	(0.10)%
	Synthetic Zinc	Mar-11	LME	8	$(30,222)	(0.02)%
	Synthetic Aluminum	Mar-11	LME	5	$(8,175)	(0.01)%
	Synthetic Nickel	Mar-11	LME	3	$(16,836)	(0.01)%
	Total metals				$(173,619)	(0.14)%

	Short-term interest rates
	2 Year Treasury Notes	Mar-11	CBOT	16	$(2,500)	0.00%
	Total short-term interest rates				$(2,500)	0.00%

	Stock indicies
	IBEX35 Stock Index (Euro)	Jan-11	MEFFM	12	$20,880	0.02%
	Total stock indicies				$20,880	0.02%

Net unrealized loss on futures contracts sold					$(517,229)	(0.41)%

Net unrealized gain on futures contracts					$1,701,204	1.35%

See Accompanying Notes to Financial Statements.

III - 22

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	03/16/2011	35,310,371	Australian Dollar	$1,274,251	1.01%
RBS	03/16/2011	34,894,786	British Pound	$(252,965)	(0.20)%
RBS	03/16/2011	30,695,315	Canadian Dollar	$400,443	0.32%
RBS	03/16/2011	61,066,858	Euro	$848,953	0.68%
RBS	03/16/2011	8,125,356,332	Japanese Yen	$2,612,125	2.08%
RBS	03/16/2011	23,087,701	Mexican Peso	$22,236	0.02%
RBS	03/16/2011	13,704,822	New Zealand Dollar	$388,031	0.31%
RBS	03/16/2011	139,946,172	Norwegian Krone	$980,782	0.78%
RBS	03/16/2011	24,269,139	Singapore Dollar	$445,349	0.35%
RBS	03/16/2011	38,355,139	South African Rand	$331,367	0.26%
RBS	03/16/2011	102,049,856	Swedish Krona	$537,387	0.43%
RBS	03/16/2011	59,704,264	Swiss Franc	$2,719,168	2.16%
Net unrealized gain on long forward currency contracts				$10,307,127	8.20%
SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	03/16/2011	28,192,054	Australian Dollar	$(761,977)	(0.61)%
RBS	03/16/2011	39,046,042	British Pound	$(225,924)	(0.18)%
RBS	03/16/2011	14,097,505	Canadian Dollar	$(212,924)	(0.17)%
RBS	03/16/2011	74,068,490	Euro	$(1,314,741)	(1.05)%
RBS	03/16/2011	6,994,323,469	Japanese Yen	$(2,435,285)	(1.94)%
RBS	03/16/2011	20,356,890	Mexican Peso	$(2,969)	0.00%
RBS	03/16/2011	11,900,985	New Zealand Dollar	$(379,437)	(0.30)%
RBS	03/16/2011	110,279,331	Norwegian Krone	$(781,959)	(0.62)%

See Accompanying Notes to Financial Statements.

III - 23

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

RBS	03/16/2011	8,328,738	Singapore Dollar	$(119,659)	(0.10)%
RBS	03/16/2011	6,495,864	South African Rand	$(30,130)	(0.02)%
RBS	03/16/2011	41,632,448	Swedish Krona	$(119,316)	(0.09)%
RBS	03/16/2011	45,131,151	Swiss Franc	$(1,935,446)	(1.54)%
Net unrealized loss on short forward currency contracts				$(8,319,767)	(6.62)%

Net unrealized gain on forward currency contracts				$1,987,360	1.58%

See Accompanying Notes to Financial Statements.

III - 24

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

INVESTMENT SECURITIES SOLD SHORT

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Abercrombie & Fitch Co Cl A	9,167	$528,294	0.42%
Aeropostale ***	172	$4,238	0.00%
American Greetings Corp Cl A	1,201	$26,614	0.02%
Ann Taylor Stores Corp ***	1,887	$51,685	0.04%
Apollo Group Inc Cl A ***	7,868	$310,707	0.25%
Block H & R Inc	17,239	$205,316	0.16%
Bob Evans Farms Inc	662	$21,820	0.02%
Borgwarner Inc	5,838	$422,438	0.34%
Callaway Golf Co	8,785	$70,895	0.06%
Carter Holdings Inc ***	2,174	$64,155	0.05%
Chipotle Mexican Grill Inc ***	172	$36,578	0.03%
Coinstar Inc ***	858	$48,426	0.04%
Devry Inc	13,440	$644,851	0.51%
Dick'S Sporting Goods ***	16,882	$633,075	0.50%
Dillards Inc Cl A	4,760	$180,594	0.14%
Ethan Allen Interiors Inc	2,294	$45,903	0.04%
Gamestop Corp Cl A ***	9,249	$211,617	0.17%
Goodyear Tire & Rubber Co ***	31,156	$369,199	0.29%
Hibbett Sporting Goods Inc ***	8,939	$329,849	0.26%
Jack In The Box ***	552	$11,664	0.01%
John Wiley & Sons Inc Cl A	2,991	$135,313	0.11%
Lamar Advertising Co Cl A ***	5,563	$221,630	0.18%
Las Vegas Sands Corp ***	1,930	$88,684	0.07%
Lincoln Educational Services	2,260	$35,053	0.03%
Live Nation Inc ***	11,651	$133,054	0.11%
Marriott International Inc	1,586	$65,882	0.05%
Mattel Inc	6,369	$161,964	0.13%
McGraw-Hill Companies Inc	9,493	$345,640	0.28%
Mens Wearhouse Inc	4,166	$104,067	0.08%
Netflix Inc ***	214	$37,600	0.03%
Officemax Inc	1,821	$32,232	0.03%
Panera Bread Co Cl A ***	686	$69,430	0.06%
Penske Automotive Group Inc	34,975	$609,265	0.48%
Pool Corp	3,285	$74,044	0.06%
Pulte Group Inc	22,608	$170,012	0.14%
Regal Entertainment Group Cl A	1,672	$19,629	0.02%
Skechers U.S.A Inc Cl A ***	1,930	$38,600	0.03%
Staples Inc	8,124	$184,983	0.15%
Texas Roadhouse Inc ***	2,076	$35,645	0.03%
Thor Industries Inc	260	$8,830	0.01%

See Accompanying Notes to Financial Statements.

III - 25

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Tractor Supply Co	13,144	$637,353	0.51%
Vail Resorts Inc ***	398	$20,712	0.02%
Valassis Communications Inc ***	439	$14,202	0.01%
Total Consumer Discretionary		$7,461,742	5.97%

Consumer Staples
Brown-Forman Corp Cl B	144	$10,025	0.01%
Chiquita Brands International Inc ***	6,160	$86,363	0.07%
Church & Dwight Co.Inc.	8,718	$601,716	0.48%
Costco Wholesale Corp	3,583	$258,728	0.21%
CVS Caremark Corp	1,320	$45,896	0.04%
Energizer Holdings Inc ***	43	$3,135	0.00%
Fresh Del Monte Produce Inc	18,118	$452,044	0.36%
Hormel Foods Corp	3,446	$176,642	0.14%
Lancaster Colony Corp	501	$28,657	0.02%
Total Consumer Staples		$1,663,206	1.33%

Energy
Berry Pete Co Cl A	14,029	$613,067	0.49%
Bristow Group Inc ***	2,419	$114,540	0.09%
Chesapeake Energy Corp	18,290	$473,894	0.38%
Consol Energy Inc	8,319	$405,468	0.32%
Devon Energy Corp	8,277	$649,827	0.52%
Key Energy Services Inc ***	20,390	$264,662	0.21%
Lufkin Industries Inc	10,099	$630,077	0.50%
Occidental Pete Corp	6,519	$639,514	0.51%
Oceaneering International Inc ***	254	$18,702	0.01%
Petroleum Development Corp ***	1,727	$72,966	0.06%
SM Energy Co	10,897	$642,160	0.51%
Teekay Corp	1,178	$38,968	0.03%
Tesoro Corp	33,675	$624,335	0.50%
Tetra Technologies Inc ***	6,219	$73,820	0.06%
World Fuel Services Corp	17,637	$637,754	0.51%
Total Energy		$5,899,754	4.70%

Financials
Bank New York Mellon Corp	1,649	$49,800	0.04%
Blackrock Inc	2,616	$498,557	0.40%
BOK Financial Corp	1,527	$81,542	0.06%
City National Corp CA	2,417	$148,307	0.12%
Commerce Bancshares Inc	136	$5,403	0.00%
Corelogic	4,514	$83,599	0.07%
Cullen Frost Banker Inc	10,741	$656,490	0.52%
Fidelity National Financial Cl A	1,415	$19,357	0.02%
First Niagara Financial Group Inc	46,487	$649,888	0.52%
Forest City Enterprises Inc Cl A	1,685	$28,123	0.02%
Hancock Holdings Co	86	$2,998	0.00%
Hudson City Bancorp Inc	2,034	$25,913	0.02%

See Accompanying Notes to Financial Statements.

III - 26

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Iberiabank Corp	6,464	$382,216	0.30%
Investment Technology Group I ***	429	$7,023	0.01%
Janus Capital Group Inc	49,557	$642,754	0.51%
Leucadia National Corp	9,832	$286,898	0.23%
Metlife Inc	14,368	$638,514	0.51%
Northern Trust Corp	2,916	$161,576	0.13%
Old National Bancorp	2,573	$30,593	0.02%
Peoples United Financial Inc	46,713	$654,449	0.52%
PHH Corp ***	16,544	$382,994	0.30%
Principal Financial Group Inc	11,773	$383,329	0.31%
Privatebancorp Inc	1,673	$24,058	0.02%
Prosperity Bancshares Inc	11,735	$460,951	0.37%
SVB Financial Group ***	4,722	$250,502	0.20%
T. Rowe Price Group, Inc	6,033	$389,370	0.31%
TD Ameritrade Holding Corp	17,080	$324,349	0.26%
UMB Financial Corp	1,389	$57,560	0.05%
Waddell & Reed Financial Inc Cl A	8,865	$312,846	0.25%
Total Financials		$7,639,959	6.09%

Health Care
Alere Inc ***	17,585	$643,611	0.51%
AMAG Pharmaceuticals ***	172	$3,113	0.00%
Amylin Pharmaceuticals Inc ***	1,817	$26,728	0.02%
Bio-Rad Laboratories Inc Cl A ***	4,139	$429,835	0.34%
Bruker Corp ***	816	$13,546	0.01%
Centene Corp ***	14,772	$374,322	0.30%
Cepheid Inc ***	128	$2,912	0.00%
Community Health Systems Inc ***	2,178	$81,392	0.06%
Conceptus Inc ***	1,037	$14,311	0.01%
Covance Inc ***	5,937	$305,221	0.24%
Dendreon Corp ***	7,709	$269,198	0.21%
Dentsply International Inc	16,127	$551,060	0.44%
Edwards Lifesciences Corp ***	327	$26,435	0.02%
Gentiva Health Services Inc ***	8,541	$227,191	0.18%
Incyte Corp ***	1,287	$21,313	0.02%
Isis Pharmaceuticals ***	5,357	$54,213	0.04%
LHC Group Inc ***	9,130	$273,900	0.22%
Mednax Inc ***	9,021	$607,023	0.48%
Perkinelmer Inc	3,770	$97,341	0.08%
Quest Diagnostics Inc	11,835	$638,735	0.51%
Rehabcare Group Inc ***	1,501	$35,574	0.03%
St. Jude Medical Inc ***	14,890	$636,548	0.51%
Stryker Corp	1,458	$78,295	0.06%
Techne Corp	1,601	$105,138	0.08%
West Pharmaceutical Services	2,005	$82,606	0.07%
Total Health Care		$5,599,561	4.44%

See Accompanying Notes to Financial Statements.

III - 27

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Industrials
AAR Corp ***	9,934	$272,887	0.22%
Alexander & Baldwin Inc	12,516	$501,015	0.40%
Ameron International Corp	444	$33,908	0.03%
Belden Inc	397	$14,618	0.01%
C.H. Robinson Worldwide Inc	4,491	$360,133	0.29%
Carlisle Companies Inc	1,738	$69,068	0.05%
Clean Harbors Inc ***	1,701	$143,020	0.11%
Con-Way Inc	1,029	$37,631	0.03%
Corporate Executive Board Co	1,699	$63,797	0.05%
Covanta Holding Corp ***	37,866	$650,917	0.52%
Donaldson Inc	70	$4,080	0.00%
Emcor Group Inc ***	7,919	$229,493	0.18%
Fedex Corp	30	$2,790	0.00%
Fluor Corp	323	$21,402	0.02%
General Electric Co	35,053	$641,119	0.51%
Genesee & Wyoming Inc Cl A ***	11,081	$586,739	0.47%
Graco Inc	858	$33,848	0.03%
Harsco Corp	23,327	$660,621	0.53%
Heartland Express Inc	1,168	$18,711	0.01%
Hexcel Corporation ***	2,164	$39,147	0.03%
Hub Group Inc Cl A ***	716	$25,160	0.02%
Huron Consulting Group Inc ***	6,056	$160,181	0.13%
Illinois Tool Works Inc	11,971	$639,251	0.51%
Iron Mountain Inc	3,753	$93,863	0.07%
ITT Corp	2,826	$147,263	0.12%
J.B. Hunt Transport Services Inc	1,220	$49,788	0.04%
Jetblue Airways Corp ***	11,551	$76,352	0.06%
Kaydon Corp	12,775	$520,198	0.41%
Kirby Corp ***	157	$6,916	0.01%
Lennox International Inc	6,982	$330,179	0.26%
Navistar International Corp ***	2,916	$168,866	0.13%
Pentair Inc	10,777	$393,468	0.31%
Robbins & Myers Inc	13,717	$490,794	0.39%
Simpson Manufacturing Inc	4,498	$139,033	0.11%
Sykes Enterprises Inc ***	1,963	$39,770	0.03%
Terex Corp ***	20,571	$638,524	0.51%
Universal Forest Products Inc	16,339	$635,587	0.51%
US Airways Group ***	7,977	$79,850	0.06%
UTi Worldwide Inc	5,484	$116,261	0.09%
WW Grainger Inc	162	$22,374	0.02%
Total Industrials		$9,158,622	7.28%

Information Technology
Acxiom Corp	5,902	$101,219	0.08%
Akamai Technologies Inc ***	343	$16,138	0.01%
Applied Materials Inc	46,732	$656,585	0.52%
Benchmark Electrics Inc ***	963	$17,488	0.01%
Brightpoint Inc ***	5,203	$45,422	0.04%

See Accompanying Notes to Financial Statements.

III - 28

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Compuware Corp ***	55,745	$650,541	0.52%
Convergys Corp ***	172	$2,265	0.00%
Cymer Inc ***	2,421	$109,114	0.09%
Cypress Semiconductor Corp ***	13,068	$242,803	0.19%
Dealertrack Holdings Inc ***	1,545	$31,008	0.02%
Fairchild Semiconductor International ***	38,659	$603,467	0.48%
FEI Co ***	24,118	$636,956	0.51%
Global Payments Inc	14,054	$649,435	0.52%
Intersil Corp	10,360	$158,197	0.13%
JDA Software Group Inc ***	6,150	$172,200	0.14%
Juniper Networks Inc ***	4,202	$155,138	0.12%
Kulicke & Soffa Industries Inc ***	1,167	$8,402	0.01%
Mantech International Corp Cl A ***	420	$17,359	0.01%
Mentor Graphics Corp ***	2,146	$25,752	0.02%
Microstrategy Inc ***	413	$35,299	0.03%
Monster Worldwide Inc ***	26,236	$619,957	0.49%
NCR Corp ***	3,103	$47,693	0.04%
Plexus Corp ***	2,273	$70,327	0.06%
PMC-Sierra Inc ***	40,525	$348,110	0.28%
Power Integrations Inc	129	$5,181	0.00%
Skyworks Solutions Inc ***	7,802	$223,371	0.18%
Teletech Holdings Inc ***	3,042	$62,635	0.05%
TNS ***	2,436	$50,669	0.04%
United Online Inc	2,495	$16,467	0.01%
Verisign Inc ***	3,992	$130,419	0.10%
Viasat Inc ***	826	$36,683	0.03%
Xilinx Inc	2,990	$86,650	0.07%
Zoran Corp ***	24,298	$213,822	0.17%
Total Information Technology		$6,246,772	4.97%

Materials
Alcoa Inc	26,073	$401,263	0.32%
Ashland Inc	2,058	$104,670	0.08%
Eastman Chemical Co	600	$50,448	0.04%
Louisiana-Pacific Corp	7,760	$73,410	0.06%
Nucor Corp	14,752	$646,433	0.51%
OM Group Inc ***	823	$31,694	0.03%
Owens-Illinois Inc ***	17,712	$543,758	0.43%
PPG Industries Inc	3,602	$302,820	0.24%
Royal Gold Inc	4,442	$242,666	0.19%
Schnitzer Steel Industries Inc Cl A	4,905	$325,643	0.26%
Sealed Air Corp	1,786	$45,454	0.04%
Sensient Technologies Corp	8,394	$308,312	0.25%
Sherwin Williams Co	7,898	$661,458	0.53%
Steel Dynamics Inc	35,887	$656,732	0.52%
Worthington Industries Inc	34,192	$629,133	0.50%
Total Materials		$5,023,894	4.00%

See Accompanying Notes to Financial Statements.

III - 29

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Telecommunication Services
CBeyond Inc ***	2,229	$34,059	0.03%
Leap Wireless International Inc ***	3,102	$38,031	0.03%
Verizon Communications	18,002	$644,112	0.49%
Total Telecommunication Services		$716,202	0.55%

Utilities
AES Corp ***	3,559	$43,349	0.03%
Exelon Corp	15,312	$637,592	0.49%
Great Plains Energy Inc	1,329	$25,769	0.02%
New Jersey Resources Corp	4,346	$187,356	0.15%
Piedmont Natural Gas Co Inc	5,189	$145,084	0.12%
Portland General Electric Co	292	$6,336	0.01%
Southwest Gas Corp	1,548	$56,765	0.05%
Total Utilities		$1,102,251	0.87%

Total Common Stocks (United States)
(proceeds - $49,672,103)		$50,511,963	40.20%

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Renaissancere Holdings Ltd	1,586	$101,012	0.08%
Total Financials		$101,012	0.08%

Canada
Energy
Talisman Energy Inc	29,470	$653,939	0.52%
Total Energy		$653,939	0.52%

Financials
Manulife Financial Corp	38,678	$664,488	0.53%
Total Financials		$664,488	0.53%

Health Care
Nordion Inc	429	$4,886	0.00%
Total Health Care		$4,886	0.00%

Information Technology
Celestica Inc Sub Vtg Shs ***	24,902	$241,549	0.19%
Total Information Technology		$241,549	0.19%

See Accompanying Notes to Financial Statements.

III - 30

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Materials
Yamana Gold Inc	50,268	$643,430	0.51%
Total Materials		$643,430	0.51%

Total Canada		$2,208,292	1.75%

France
Telecommunication Services
France Telecom Sa Adr	2,771	$58,413	0.05%
Total Telecommunication Services		$58,413	0.05%

India
Information Technology
Infosys Technologies Ltd Adr	8,410	$639,833	0.51%
Total Information Technology		$639,833	0.51%

Ireland
Industrials
Ingersoll-Rand Company Ltd	13,927	$655,822	0.52%
Total Industrials		$655,822	0.52%

Japan
Consumer Discretionary
Aichi Machine Industry	2,000	$8,119	0.01%
Aisin Seiki	10,300	$364,006	0.29%
Aoyama Trading	5,700	$102,789	0.08%
Arc Land Sakamoto	600	$7,344	0.01%
Bell-Park	1	$1,543	0.00%
Belluna	500	$2,774	0.00%
Best Denki ***	2,000	$6,519	0.01%
Bridgestone	25,700	$496,012	0.39%
Canon Marketing	3,700	$52,613	0.04%
Chiyoda	3,000	$39,744	0.03%
Chofu Seisakusho	200	$4,566	0.01%
Denso	14,400	$496,326	0.39%
Dentsu	16,000	$496,168	0.39%
Fast Retailing	1,000	$159,050	0.13%
Foster Electric	6,400	$189,414	0.15%
Funai	1,600	$55,698	0.04%
Hakuhodo Dy	4,280	$245,075	0.20%
Hitachi Koki	1,500	$14,115	0.01%
Honda Motor Co	12,400	$490,387	0.39%
Kanto Auto Works	9,900	$85,367	0.07%
Kawai Musical Instruments	11,000	$24,897	0.02%
Komeri	2,300	$52,765	0.04%
Kura Corporation	900	$14,093	0.01%
Mazda Motor	166,000	$475,773	0.38%

See Accompanying Notes to Financial Statements.

III - 31

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Mitsui Home	5,000	$26,447	0.02%
Namco Bandai Holdings	45,100	$483,759	0.38%
Nidec Copal Corp	2,100	$37,663	0.03%
Nikon	8,500	$172,206	0.14%
Nippon Seiki	2,000	$23,938	0.02%
Nishimatsuya	700	$6,794	0.01%
Nissan Shatai	4,000	$34,885	0.03%
Nissin Kogyo	200	$3,725	0.00%
Nitori Hd	2,700	$235,808	0.19%
Pacific Industries	1,000	$5,498	0.01%
Pioneer ***	5,300	$21,905	0.02%
Point	2,920	$128,050	0.10%
Riken	3,000	$13,322	0.01%
Roland	400	$4,979	0.01%
Round One	400	$2,475	0.00%
Ryohin Keikaku	9,500	$393,228	0.31%
Sangetsu	1,700	$39,836	0.03%
Sanoh Industrial	400	$3,651	0.00%
Sanyo Shokai	6,000	$23,470	0.02%
Sharp	48,000	$494,200	0.39%
Shimachu	11,800	$275,931	0.22%
T Rad	1,000	$4,108	0.01%
T-Gaia Corporation	8	$14,230	0.01%
Takamatsu Construction Group Co Ltd	300	$4,052	0.01%
Tamron	2,700	$56,162	0.04%
Tokai Rubber	200	$2,765	0.00%
Tokyo Dome	5,000	$13,592	0.01%
Toyo Tire & Rubber	18,000	$43,398	0.03%
Toyoda Gosei	3,600	$84,448	0.07%
Toyota Auto Body	11,100	$206,994	0.16%
Toyota Boshoku	6,600	$116,339	0.09%
Toyota Motor	6,100	$241,614	0.19%
U-Shin	400	$3,631	0.01%
Yamada Denki	1,670	$113,805	0.09%
Yellow Hat	400	$4,030	0.00%
Yokohama Reito	100	$684	0.00%
Yokohama Rubber	2,000	$10,333	0.01%
Total Consumer Discretionary		$7,237,112	5.76%

Consumer Staples
Arcs	2,600	$40,394	0.03%
Ariake Japan	200	$3,383	0.00%
Circle K Sunkus	200	$3,206	0.00%
Coca-Cola West Company Limited	7,200	$130,281	0.10%
Fancl	2,000	$29,990	0.02%
House Foods	1,700	$27,227	0.02%
Itoham Foods	5,000	$17,959	0.01%
Kirin Holdings	35,000	$490,375	0.39%

See Accompanying Notes to Financial Statements.

III - 32

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Lawson	500	$24,694	0.02%
Mitsui Sugar	2,000	$7,577	0.01%
Nippon Bsm	1,000	$2,362	0.00%
Nisshin Oillio	20,000	$101,359	0.08%
NPN Meat Packers	1,000	$13,051	0.01%
Pigeon	4,300	$145,987	0.12%
Sapporo Holdings	43,000	$194,649	0.15%
Seven & I Holdings	13,000	$347,008	0.28%
Toyo Suisan	6,000	$133,366	0.11%
Unihair Company Limited ***	400	$5,363	0.00%
Valor	1,800	$15,521	0.01%
Warabeya Nichiyo	500	$6,513	0.01%
Yamazaki Baking	5,000	$60,213	0.05%
Total Consumer Staples		$1,800,478	1.42%

Energy
Inpex Corporation	86	$503,020	0.40%
Itochu Enex	1,900	$10,284	0.01%
Tonengeneral	9,000	$98,309	0.08%
Total Energy		$611,613	0.49%

Financials
Aichi Bank	300	$18,636	0.01%
Aomori Bank	3,000	$8,266	0.01%
Bank Of Iwate	1,600	$76,659	0.06%
Chugoku Bank	1,000	$12,092	0.01%
Chuo Mitsui Trust Holdings	120,000	$497,448	0.40%
Daiwa House Industry	10,000	$122,763	0.10%
Daiwa Securities Group Inc	98,000	$503,893	0.40%
Gunma Bank	26,000	$142,641	0.11%
Heiwa Real Estate	41,500	$130,685	0.10%
Higo Bank	86,000	$444,308	0.35%
Ichiyoshi Securities	100	$757	0.00%
Jafco	10,600	$307,719	0.24%
Kabu	52,700	$235,965	0.19%
Kagoshima Bank	11,000	$73,608	0.06%
Kenedix ***	847	$257,554	0.20%
Mie Bank	1,000	$2,743	0.00%
Mitsubishi UFJ Financial Group	94,900	$512,468	0.41%
Mizuho Financial	267,000	$541,862	0.43%
Mizuho Securities	177,000	$507,301	0.40%
Monex Group Inc	358	$105,601	0.08%
Nagoya Bank	4,000	$12,891	0.01%
Nomura Holdings	78,700	$498,561	0.40%
NTT Urban Development	19	$18,697	0.01%
Oita Bank	1,000	$3,580	0.00%
Okasan Securities Group Inc	63,000	$259,610	0.21%
San-In Godo Bank	1,000	$7,196	0.01%

See Accompanying Notes to Financial Statements.

III - 33

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

SBI Holding	2,160	$327,341	0.26%
Shikoku Bank	3,000	$9,299	0.01%
SMFG	14,300	$508,710	0.40%
T&D Holdings	19,500	$494,126	0.39%
Tochigi Bank	4,000	$18,943	0.02%
Toho Bank	8,000	$24,995	0.02%
Tokyo Tatemono	12,000	$55,502	0.04%
Tokyo Tomin Bank	9,900	$141,263	0.11%
Toyo Securities	1,000	$1,734	0.00%
Yamagata Bank	1,000	$4,613	0.00%
Yamanashi Chuo Bank	5,000	$22,449	0.02%
Total Financials		$6,912,479	5.47%

Health Care
Alfresa Holdings	3,500	$155,206	0.12%
Hisamitsu Pharmaceutical	100	$4,207	0.00%
Hogy Medical	2,300	$111,753	0.09%
Medipal Holding	1,200	$13,211	0.01%
Nichi Iko Pharmaceutical	1,000	$35,008	0.03%
Nihon Kohden	3,900	$83,954	0.07%
Olympus	6,100	$184,437	0.15%
Rohto Pharmaceutical	2,000	$23,347	0.02%
Seikagaku	200	$2,236	0.00%
Shionogi	26,100	$514,648	0.41%
Suzuken	3,600	$109,822	0.09%
Terumo	1,000	$56,215	0.04%
Torii Pharmaceutical	200	$4,330	0.00%
Total Health Care		$1,298,374	1.03%

Industrials
Aida Engineering	22,000	$100,400	0.08%
Amada	62,000	$504,115	0.40%
Chiyoda Integre	100	$1,428	0.00%
Cntrl Jr	5	$41,823	0.03%
Comsys Holdings	1,800	$19,175	0.02%
Cosel	900	$13,318	0.01%
Daifuku	3,000	$20,998	0.02%
Daiseki	7,800	$162,630	0.13%
Daiwa Industries	2,000	$10,161	0.01%
East Japan Rail	7,600	$493,610	0.39%
Fuji Electric Holdings	91,000	$283,203	0.23%
Fujikura	14,000	$70,607	0.06%
Fukuyama Transporation	1,000	$5,314	0.00%
Furukawa Electric	65,000	$291,838	0.23%
Futaba	1,800	$35,006	0.03%
Hanwa	58,000	$266,831	0.21%
Hibiya Engineer	2,600	$24,594	0.02%
Hino Motors	50,000	$270,619	0.22%

See Accompanying Notes to Financial Statements.

III - 34

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Hitachi Cable	9,000	$24,799	0.02%
Inaba Denkisangyo	400	$11,312	0.01%
JFE Shoji Holdings	5,000	$23,310	0.02%
JS Group	22,500	$494,588	0.39%
Kandenko	11,000	$73,744	0.06%
Kato Works	3,000	$6,642	0.01%
Kawasaki Kisen	56,000	$245,919	0.20%
Kinden	1,000	$9,226	0.01%
Kintetsu World Express	300	$8,569	0.01%
Kitz	8,400	$39,884	0.03%
Kokuyo	14,600	$126,074	0.10%
Komori	7,600	$90,028	0.07%
Kurita Water Industries	10,100	$317,803	0.25%
Kuroda Electric	400	$5,604	0.00%
Kyowa Exeo	14,300	$147,230	0.12%
Kyudenko	4,000	$25,586	0.02%
Maeda Road Construction	1,000	$7,983	0.01%
Makino Milling ***	40,000	$329,172	0.26%
Mitsui O.S.K. Lines	66,000	$449,769	0.36%
Miura	4,600	$122,674	0.10%
Miyachi Technos	500	$4,133	0.00%
Mori Seiki	30,800	$364,849	0.29%
NGK Insulators	17,000	$277,077	0.22%
Nichiha	1,100	$8,971	0.01%
Nidec	1,400	$141,386	0.11%
Nippon Express	19,000	$85,540	0.07%
Nippon Sheet Glass	187,000	$503,758	0.40%
Nippon Signal	10,700	$84,895	0.07%
Noritake	1,000	$3,567	0.00%
Obayashi	40,000	$184,021	0.15%
Okamura	2,000	$12,621	0.01%
Onoken	400	$3,666	0.00%
Park24	100	$1,069	0.00%
Sankyu	4,000	$18,156	0.01%
Sanoyas Hishino	100	$289	0.00%
Sanwa Holdings Corp	9,000	$28,452	0.02%
Shimizu	11,000	$46,952	0.04%
Shinsho	4,000	$9,939	0.01%
Sintokogio	25,100	$238,357	0.19%
Sotetsu	35,000	$115,813	0.09%
Sumikin Bussan	4,000	$9,644	0.01%
Tadano	2,000	$10,751	0.01%
Taihei Dengyo	2,000	$16,360	0.01%
Takasago Thermal	2,400	$20,075	0.02%
Tobu Railway	5,000	$28,046	0.02%
Tocalo	1,700	$32,768	0.03%
Toda	4,000	$14,859	0.01%
Toppan Forms	8,300	$85,047	0.07%
Toppan Printing	45,000	$410,726	0.33%

See Accompanying Notes to Financial Statements.

III - 35

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Toshiba Machine	46,000	$232,560	0.19%
Toyo Engineering	15,000	$58,122	0.05%
Trusco Nakayama	900	$15,101	0.01%
Uchida Yoko	9,000	$33,212	0.03%
Union Tool	400	$11,494	0.01%
Ushio	9,200	$175,184	0.14%
Yamazen	1,600	$8,561	0.01%
Total Industrials		$8,471,607	6.78%

Information Technology
Canon	9,600	$497,152	0.40%
Capcom	4,500	$72,292	0.06%
Citizen Holdings	8,100	$55,797	0.04%
Disco	1,800	$109,158	0.09%
Eizo Nanao	500	$11,698	0.01%
Elpida Memory ***	14,200	$165,066	0.13%
Enplas	300	$4,779	0.00%
F@N Communications	4	$5,068	0.00%
Faith	227	$27,616	0.02%
Fuji Soft	4,000	$69,082	0.05%
Fujitsu	16,000	$111,200	0.09%
Hirose Electric	4,000	$450,212	0.36%
Hoshiden	13,800	$162,453	0.13%
Hudson Soft	400	$1,496	0.00%
Ibiden	4,700	$148,120	0.12%
Japan Digital Lab	300	$3,410	0.00%
Kaga Electronics	100	$1,279	0.00%
Keyence	1,700	$491,838	0.39%
Konami	23,300	$494,690	0.39%
Marubun	300	$1,764	0.00%
Mimasu Semiconductor	9,200	$106,718	0.08%
Mitsui High-Tec ***	1,000	$5,892	0.00%
Mitsumi Electric	3,200	$58,808	0.05%
Murata Mfg	7,300	$510,942	0.41%
Nec Fielding	3,200	$41,488	0.03%
Nichicon	4,600	$65,015	0.05%
Nihon Unisys	30,600	$244,664	0.19%
Nintendo	900	$263,817	0.21%
Nippon Chemical ***	24,000	$122,222	0.10%
Ns Solutions	1,200	$26,157	0.02%
Ntt Data	58	$200,551	0.16%
Origin Elecrtic	7,000	$38,576	0.03%
Shinko Elec Industries	4,200	$47,014	0.04%
Star Micronics	4,300	$46,652	0.04%
Sumisho Computer	200	$3,582	0.00%
TDK	5,000	$347,500	0.28%
TKC	200	$4,232	0.00%
Topcon	1,200	$7,395	0.01%

See Accompanying Notes to Financial Statements.

III - 36

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Trans Cosmos	600	$5,941	0.00%
Trend ***	15,100	$497,978	0.40%
Ulvac	14,800	$386,134	0.31%
Wacom	103	$163,568	0.13%
Total Information Technology		$6,079,016	4.82%

Materials
Aichi Steel	16,000	$109,625	0.09%
Air Water	1,000	$12,756	0.01%
C Uyemura	100	$4,447	0.00%
Dainichiseika	1,000	$5,462	0.00%
Daio Paper	12,000	$86,205	0.07%
Denki Kagakukogyo	18,000	$85,467	0.07%
Fuji Seal	600	$13,846	0.01%
Fujimori Kogyo	100	$1,508	0.00%
Furukawa Sky Almuminum	24,000	$69,967	0.06%
Godo Steel	26,000	$55,329	0.04%
JFE Holdings	11,000	$382,656	0.30%
JSR	5,500	$102,497	0.08%
Kaneka	4,000	$27,702	0.02%
Kureha	6,000	$36,091	0.03%
Maruichi Steel	1,800	$38,194	0.03%
Mitsubishi Chemical Holding	75,000	$508,334	0.40%
Mitsubishi Steel Manufacturing	9,000	$27,345	0.02%
Nippon Coke & Engineering	52,000	$102,983	0.08%
Nippon Paper	4,100	$107,424	0.09%
Nippon Steel	134,000	$481,309	0.38%
Nippon Synthetic Chemical	10,000	$66,917	0.05%
Nippon Yakin ***	23,000	$68,184	0.05%
Nisshin Steel	157,000	$349,554	0.28%
Nittetsu Mining	9,000	$45,280	0.04%
Nitto Denko	10,000	$470,509	0.37%
Ohara	1,100	$15,236	0.01%
Oji Paper	5,000	$24,171	0.02%
Okabe	100	$455	0.00%
Osaka Steel	3,000	$53,324	0.04%
Showa Denko	197,000	$443,459	0.35%
Stella Chemifa	800	$37,591	0.03%
Sumitomo Bakelite	9,000	$52,918	0.04%
Sumitomo Chemical	101,000	$496,956	0.40%
Taiyo Nippon Sanso	4,000	$35,279	0.03%
Tenma	1,100	$12,137	0.01%
Tokai Carbon	29,000	$180,146	0.14%
Tokyo Steel Manufacturing	5,300	$57,762	0.05%
Topy Industries	80,000	$212,559	0.17%
Tosoh	61,000	$198,093	0.16%
Ube Industries	172,000	$516,243	0.41%
Yamato Kogyo	16,300	$492,238	0.39%

See Accompanying Notes to Financial Statements.

III - 37

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Yodogawa Steel	32,000	$148,791	0.12%
Total Materials		$6,236,949	4.94%

Telecommunication Services
KDDI	32	$184,612	0.15%
NTT Docomo Inc	128	$223,266	0.18%
Total Telecommunication Services		$407,878	0.33%

Utilities
J-Power	4,500	$140,987	0.11%
Okinawa Ele	3,200	$159,419	0.13%
Tokyo Ele	20,500	$500,049	0.44%
Total Utilities		$800,455	0.68%

Total Japan		$39,855,961	31.72%

Mexico
Consumer Discretionary
Grupo Televisa SA Adr	3,405	$88,292	0.07%
Total Consumer Discretionary		$88,292	0.07%

Panama
Industrials
Copa Holdings SA	1,504	$88,495	0.07%
Total Industrials		$88,495	0.07%

People's Republic Of China
Information Technology
Baidu Adr ***	1,887	$182,152	0.14%
Total Information Technology		$182,152	0.14%

Singapore
Information Technology
Flextronics International Ltd ***	3,431	$26,933	0.02%
Total Information Technology		$26,933	0.02%

South Korea
Financials
KB Financial Group Adr	1,335	$70,608	0.06%
Total Financials		$70,608	0.06%

Spain
Financials
Banco Santander Adr	14,023	$149,345	0.12%
Total Financials		$149,345	0.12%

See Accompanying Notes to Financial Statements.

III - 38

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2010

Sweden
Information Technology
Ericsson LM Telephone Co Adr	20,370	$234,866	0.19%
Total Information Technology		$234,866	0.19%

Switzerland
Industrials
Foster Wheeler Ltd ***	7,432	$256,553	0.20%
Total Industrials		$256,553	0.20%

Taiwan, Republic Of China
Information Technology
Taiwan Semiconductor Manufactu Adr	729	$9,142	0.01%
Total Information Technology		$9,142	0.01%

Total Common Stocks (Non-United States)
(proceeds - $42,486,784)		$44,625,719	35.51%

Total investment securities sold short		$95,137,682	75.71%
(proceeds - $92,158,887)

*	Non-income producing security.
**	Pledged as collateral for the trading of options on forwards.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III - 39

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

CAMPBELL & COMPANY INVESTMENT ADVISER LLC
PROXY VOTING POLICY AND PROCEDURES

1.           GOVERNING STANDARDS

This Proxy Voting Policy was adopted by Campbell & Company Investment Adviser LLC (the "Investment Adviser") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that the Investment Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Investment Adviser and its advisory affiliates. The Investment Adviser's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Investment Adviser; and 3) all current employees.

2.           LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the Investment Adviser:

a)
Adopts and implements written policies and procedures that are reasonably designed to ensure that the Investment Adviser votes client securities in the best interest of clients, which procedures must include how the Investment Adviser addresses material conflicts that may arise between its interests and those of its clients;

b)	Discloses to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities; and

c)	Describes to clients the Investment Adviser’s proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, the Investment Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

3.           POLICY

The Policy applies to those client accounts that contain voting securities and for which the Investment Adviser has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

When voting proxies for client accounts, the Investment Adviser's primary objective is to make voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, the Investment Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. As a systematic trader, the Investment Adviser's main goal is to enhance returns for its clients. In general, the Investment Adviser invests in companies with whose management and boards they are generally comfortable. Accordingly, the Investment Adviser has decided to vote proxies in a manner that generally supports management. The Investment Adviser has determined that it is not in the best interest of its clients to act as a shareholder "activist" or a manager who spends time and resources actively engaged in supporting or opposing matters before shareholders.

To help meet its proxy voting obligations and to minimize potential conflicts of interest, the Investment Adviser has retained a third party vendor, Broadridge Financial Services ("Broadridge"). Broadridge casts votes on behalf of Investment Adviser clients through its platform, ProxyEdge, and provides other services, such as independent vote recommendations, ballot tracking and recordkeeping.

4.           PROCEDURES

A.
The Investment Adviser shall coordinate with Broadridge to ensure that Broadridge receives proxy voting materials from companies or intermediaries.  Such entities shall be instructed to direct all proxy voting materials to Broadridge.

B.
The Investment Adviser shall maintain a list of all of the Investment Adviser clients for which it votes proxies.  The list will be maintained electronically by the Compliance Associate.  The Compliance Associate will inform Broadridge of any changes on an as needed basis.

C.
The Investment Adviser will inform Broadridge the vote policy guidelines to utilize for its accounts.  Currently, the Investment Adviser subscribes to Broadridge’s Typical Investment Manager Policy.  This policy was designed to maximize returns by voting in a manner that generally supports management while carefully limiting risk to investors to the greatest extent possible.  Under these guidelines, it is expected that the proxies are voted with management approximately 90% of the time.

D.
The Investment Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser’s fiduciary obligations.  The Investment Adviser shall not ignore or neglect its proxy voting responsibilities at any time.  However, there may be times when refraining from voting is in the client’s best interest, such as when the Investment Adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.   For example, the Investment Adviser has determined that the cost of casting a vote on a foreign security exceeds any potential benefit to its clients.    The Investment Adviser shall file a Form N-PX for its clients, where appropriate.

E.
The Investment Adviser will provide a description of its proxy voting policies and procedures in its Form ADV Part II and will disclose to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities.

F.
The Chief Compliance Officer will report any attempts by the personnel of the Investment Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy.  Such report shall be made to the Investment Adviser’s Chief Executive Officer (“CEO”), or if the CEO is the person attempting to influence the voting, then to the Investment Adviser’s outside counsel.

5.	MATERIAL CONFLICTS OF INTEREST

A.
General:  As noted previously, the Investment Adviser will vote its clients’ proxies in the best interest of its clients and not its own.  In voting client proxies, the Investment Adviser shall avoid material conflicts of interest between the interests of the Investment Adviser on the one hand and the interests of its clients on the other.

B.           Potential Material Conflicts of Interest:  The Investment Adviser may be exposed to potential material conflicts of interest.  For example, business or personal relationships may exist between the Investment Adviser, its officers, managers or employees and a public company in which the Investment Adviser has invested.  To address these, and other, potential material conflicts of interest, the Investment Adviser subscribes to vote recommendations provided by an independent third party, Broadridge.

In the rare event that a vote recommendation is overridden by the Investment Adviser, the Chief Compliance Officer must first review the proxy and determine whether any material conflicts of interest exist.  If there are no material conflicts of interest, the vote recommendation may be overridden, provided that the proposed proxy vote is in accordance with the policy stated herein.  If a material conflict of interest exists, the Chief Compliance Officer will either obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client’s proxy in the manner favored by the Investment Adviser or the proxy will be voted in accordance with Broadridge’s vote recommendation.  When overriding a recommended vote, prior approval is required by the Chief Executive Officer.  The Investment Adviser will maintain documentation of the analysis of the override, approvals required and the vote ultimately cast.

6.	RECORDKEEPING

A.
General:  In accordance with Rule 204-2(c)(2) under the Advisers Act, the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of the Investment Adviser:

•	Proxy voting policies and procedures;
•	Proxy statements received regarding client securities;
•	Records of votes cast on behalf of clients;
•	Records of client requests for proxy voting information; and
•	Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC’s EDGAR system (See http://www.sec.gov/info/edgar/forms.htm).  Additionally, the Investment Adviser may rely on Broadridge to maintain records of proxy votes cast.

All proxy votes will be recorded and the following information will be maintained:

•	The name of the issuer of the portfolio security;
•	The exchange ticker symbol of the portfolio security;
•	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
•	The shareholder meeting date;
•	The number of shares the Investment Adviser voted on a firm-wide basis;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether or not the Investment Adviser cast its votes on the matter;
•	How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
•	Whether the Investment Adviser cast its vote with or against management; and
•	Whether any client requested an alternative vote on its proxy.

B.
Client Request to Review Votes:  Any request by a client to review votes, whether written (including e-mail) or oral, received by any of the Investment Adviser’s employees, must be promptly reported to the Chief Compliance Officer.  All written requests must be retained by the Investment Adviser.  The following additional procedures shall be followed with respect to a client request to review proxy voting information:

The Chief Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

The Investment Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Investment Adviser.  Such a review shall be documented and should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

Clients are permitted to request, and the Investment Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

7.	ANNUAL REVIEW & CERTIFICATION

On an annual basis, the Investment Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients’ proxies in accordance with the Rule.  Further, the Investment Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures.  The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (a copy of which is attached as Exhibit A).

8.	CONFIDENTIALITY

All reports and any other information filed with the Investment Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to the Investment Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

9.	AMENDMENT

The Investment Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by the Investment Adviser management.

10.	QUESTIONS OR CONCERNS

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, should be directed to the Compliance Officer.

EXHIBIT A
PROXY VOTING POLICY
ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser’s Proxy Voting Policy and Procedures.  I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance.  I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, then I shall immediately notify the Compliance Officer.  I further certify that I have fully and accurately completed this certificate.  I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser’s proxy voting process, which are discussed below:

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

CERTIFIED BY:

NAME:	(PRINT)

SIGNATURE:

DATE:

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management.

The Adviser makes the Trust’s trading decisions using proprietary trading models which analyze both technical and fundamental market indicators.  Following are the biographies of the members of the Investment Committee, which is responsible for overseeing the proprietary trading models utilized on behalf of the Trust.

G. William Andrews, born in 1972, has been employed by Campbell & Company since April 1997 and was appointed Chief Operating Officer in January 2010, was Vice President: Director of Operations from April 2007 to January 2010, and was Vice President: Director of Research Operations from March 2006 to April 2007 and Research Assistant from March 2005 to February 2006. As Chief Operating Officer, he is involved in all operational aspects of the firm. In March 2010, Mr. Andrews was appointed to the firm’s Investment Committee, and in that capacity is responsible for the management of the research and investment process at the firm. In March 2010, Mr. Andrews was appointed the Vice President and Chief Operating Officer of both Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, and The Campbell Multi-Strategy Trust, a registered investment company. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand. Mr. Andrews became listed as a Principal of Campbell & Company effective June 21, 2006. Mr. Andrews became listed as a Principal of Campbell & Company Investment Adviser LLC effective March 29, 2010.

Bruce L. Cleland, born in 1947, joined Campbell & Company in January 1993 and has served as Vice Chairman of the Board of Directors of Campbell & Company since April 2007, was President from January 1994 to April 2007, and Chief Executive Officer from January 1998 to April 2007. From December 2005 until April 2007, Mr. Cleland was also the President and Chief Executive Officer of Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser. From June 2005 until April 2007, Mr. Cleland also served as Trustee, Chief Executive Officer and President of The Campbell Multi-Strategy Trust, a registered investment company. In March 2010, Mr. Cleland was appointed to the firm’s Investment Committee, and in that capacity is responsible for the management of the research and investment process at the firm. Mr. Cleland is currently a member of the Board of Directors of the National Futures Association. Mr. Cleland is a graduate of Victoria University in Wellington, New Zealand where he earned a Bachelor of Commerce and Administration degree. Mr. Cleland became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective December 15, 1993, September 15, 1993 and December 15, 1993, respectively. Mr. Cleland was a registered Associated Person, Principal and NFA Associate Member of Campbell & Company Investment Adviser LLC from December 2005 to April 2007. Effective July 9, 2008, Mr. Cleland again became listed as a Principal of Campbell & Company Investment Adviser LLC.

Michael S. Harris, born in 1975, has been employed by Campbell & Company since July 2000, was appointed Deputy Manager of Trading in September 2004 and has served as Vice President and Director of Trading since June 2006. His duties include managing daily trade execution for the assets under Campbell & Company’s management. In March 2010, Mr. Harris was appointed to the firm’s Investment Committee, and in that capacity is responsible for the management of the investment process of the firm. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan. Mr. Harris became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective September 21, 2000, June 15, 2006 and August 19, 2000, respectively.

Xiaohua Hu, born in 1963, joined Campbell & Company in April 1994 and was appointed Director of Research in March 2010. Since he joined the firm, Mr. Hu has had a major role in the ongoing research and development of Campbell & Company’s trading systems. In March 2010, Mr. Hu was appointed to the firm’s Investment Committee, and in that capacity is responsible for the management of the research and investment process at the firm.  Mr. Hu holds a B.A. in Manufacturing Engineering from Changsha Institute of Technology in China. He went on to receive an M.A. and Ph.D. in Systems and Information Engineering from the Toyohashi University of Technology, in Japan. During his studies at Toyohashi, Mr. Hu was also a Visiting Researcher in Computer Science and Operations Research and published several research papers. Mr. Hu became listed as a Principal of Campbell & Company effective April 7, 2010.

The Trust utilizes a systematic, model driven trading approach. The Adviser manages the Trust's assets based on signals derived from technical trading models, thereby minimizing the "human" element from the day-to-day individual investment decision making process. More specifically, risk management sits at the model and portfolio level. Portfolio-wide position limits, portfolio volatility and model diversification are also monitored.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2010

	Number of Accounts and Assets for Which Advisory Fee is Performance-Based**
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
G. William Andrews*	0	12	11
	$0	$1,902,065,491	$900,723,636
Bruce L. Cleland *	0	12	11
	$0	$1,902,065,491	$900,723,636
Michael S. Harris *	0	12	11
	$0	$1,902,065,491	$900,723,636
Xiaohua Hu *	0	12	11
	$0	$1,902,065,491	$900,723,636
*           G. William Andrews, , Bruce L. Cleland, Michael S. Harris and Xiaohua Hu comprise the Investment Committee.
**        All of the Pooled Investment Vehicles and Accounts overseen by the Investment Committee have a performance based fee.

Portfolio Manager Compensation

The Investment Committee members are compensated by Campbell & Company, Inc., the managing member and sole owner of the Adviser.  The elements of total compensation for the Investment Committee members are base salary and a combination of profit sharing and/or discretionary  bonus.  Profit sharing is based on the annual pre-tax earnings of Campbell & Company, Inc. (a Subchapter S corporation) as well as other employee benefits. Discretionary bonuses are based on the performance of Campbell & Company, Inc. as well as the individual performance of the member.

Base Salary.  Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Investment Committee members’ total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing/discretionary bonus element of a Investment Committee member’s compensation.

Performance-Based Profit Sharing.  The profit sharing portion of the compensation for each Investment Committee member is based on the pre-tax earnings of Campbell & Company, Inc. and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See –Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2010).  Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Investment Committee member’s compensation.  Discretionary bonuses are a function of the profitability of Campbell & Company, Inc. as well as a number of factors relating to the individual performance of the member.

Performance-based profit sharing and discretionary bonuses are distributed to the Investment Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Investment Committee members with the interests of the Shareholders. This approach ensures that certain Investment Committee members participate in both the “downside risk” and “upside opportunity” of the performance of the Adviser and its affiliates. Investment Committee members therefore have a direct incentive to protect the Adviser’s reputation and integrity.

Other Benefits.  Investment Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2010 To 1/31/2010	None	None	None	None
2/01/2010 To 2/28/2010	None	None	None	None
3/01/2010 To 3/31/2010	24,387.643	$1,079.31	24,387.643 (1)	None
4/01/2010 To 4/30/2010	None	None	None	None
5/01/2010 To 5/31/2010	None	None	None	None
6/01/2010 To 6/30/2010	11,253.416	$1,073.93	11,253.416 (2)	None
7/01/2010 To 7/31/2010	None	None	None	None
8/01/2010 To 8/30/2010	None	None	None	None
9/01/2010 To 9/30/2010	7,575.739	$1,185.73	7,575.739 (3)	None

10/01/2010 To 10/31/2010	None	None	None	None
11/01/2010 To 11/30/2010	None	None	None	None
12/01/2010 To 12/31/2010	3,713.425	$1,287.08	3,713.425 (4)	None
Total	46,930.223		46,930.223

1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 16, 2010 that expired on March 17, 2010. In connection with this repurchase offer, the Trust offered to repurchase up to 35,961.000 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2010.

2)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 14, 2010 that expired on June 16, 2010. In connection with this repurchase offer, the Trust offered to repurchase up to 29,950.513 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2010.

3)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on August 16, 2010 that expired on September 16, 2010. In connection with this repurchase offer, the Trust offered to repurchase up to 27,159.342 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of September 30, 2010.

4)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on November 16, 2010 that expired on December 17, 2010. In connection with this repurchase offer, the Trust offered to repurchase up to 25,309.548 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of December 31, 2010.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Not Applicable.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3)	Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	March 10, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Theresa D. Becks
Theresa D. Becks, Chief Executive Officer

Date	March 10, 2011

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	March 10, 2011